Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ProShares Trust
Entity Central Index Key	0001174610
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000230310
Shareholder Report [Line Items]
Fund Name	Big Data Refiners ETF
Trading Symbol	DAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Big Data Refiners ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
DAT	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 6,566,801
Holdings Count | Holding	29
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,566,801 Number of Portfolio Holdings29 Portfolio Turnover Rate18%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	93.5%
Consumer Discretionary	3.2%
Industrials	2.6%
Financials	0.7%

Country Weights

Country	% of Exposure
United States	85.4%
Israel	6.5%
France	3.3%
United Kingdom	3.2%
Canada	0.9%
Other	0.7%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
InterDigital, Inc.	8.1%
MongoDB, Inc., Class A	7.8%
Palantir Technologies, Inc., Class A	6.8%
Datadog, Inc., Class A	6.8%
Snowflake, Inc., Class A	6.1%
Confluent, Inc., Class A	4.7%
Zebra Technologies Corp., Class A	4.4%
Elastic NV	4.2%
Tyler Technologies, Inc.	4.2%
Dynatrace, Inc.	4.2%

C000195295
Shareholder Report [Line Items]
Fund Name	Decline of the Retail Store ETF
Trading Symbol	EMTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Decline of the Retail Store ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
EMTY	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 3,259,895
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,259,895 Number of Portfolio Holdings5 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Solactive-ProShares Bricks and Mortar Retail Store Index Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	61.4%
Consumer Staples	35.6%
Materials	3.0%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	96.3%

C000124906
Shareholder Report [Line Items]
Fund Name	DJ Brookfield Global Infrastructure ETF
Trading Symbol	TOLZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about DJ Brookfield Global Infrastructure ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
TOLZ	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 152,144,271
Holdings Count | Holding	113
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$152,144,271 Number of Portfolio Holdings113 Portfolio Turnover Rate6%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Master Limited Partnership	8%
Closed End Fund	-%Footnote Reference*
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Utilities	38.7%
Energy	36.1%
Industrials	14.6%
Real Estate	7.6%
Communication Services	2.3%
Financials	0.7%

Country Weights

Country	% of Exposure
United States	49.7%
Canada	17.3%
United Kingdom	7.3%
Spain	5.9%
France	5.6%
Australia	2.8%
Italy	2.7%
China	1.8%
Mexico	1.3%
Hong Kong	1.3%
Other	4.3%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Enbridge, Inc.	7.2%
National Grid plc	5.1%
Vinci SA	4.8%
American Tower Corp.	4.4%
Williams Cos., Inc. (The)	3.9%
TC Energy Corp.	3.8%
Sempra	3.2%
Kinder Morgan, Inc.	2.8%
Energy Transfer LP	2.7%
Exelon Corp.	2.5%

C000182948
Shareholder Report [Line Items]
Fund Name	Equities for Rising Rates ETF
Trading Symbol	EQRR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Equities for Rising Rates ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
EQRR	$19	0.35%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%
AssetsNet	$ 12,120,043
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$12,120,043 Number of Portfolio Holdings51 Portfolio Turnover Rate65%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Energy	29.2%
Financials	19.5%
Industrials	11.6%
Consumer Staples	10.7%
Consumer Discretionary	9.9%
Information Technology	9.2%
Communication Services	5.1%
Health Care	3.3%
Materials	1.5%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Halliburton Co.	3.1%
Diamondback Energy, Inc.	3.1%
SLB Ltd.	3.1%
Valero Energy Corp.	3.0%
Baker Hughes Co., Class A	3.0%
Marathon Petroleum Corp.	2.9%
Marriott International, Inc., Class A	2.9%
Chevron Corp.	2.8%
Delta Air Lines, Inc.	2.8%
EOG Resources, Inc.	2.8%

C000115056
Shareholder Report [Line Items]
Fund Name	Global Listed Private Equity ETF
Trading Symbol	PEX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Global Listed Private Equity ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
PEX	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 12,951,937
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$12,951,937 Number of Portfolio Holdings32 Portfolio Turnover Rate12%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Closed End Fund	12%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Country Weights

Country	% of Exposure
United States	46.7%
United Kingdom	17.1%
Belgium	8.7%
France	7.5%
Canada	6.4%
Sweden	4.5%
Switzerland	2.2%
Other	6.9%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Ares Capital Corp.	10.7%
Main Street Capital Corp.	7.6%
3i Group plc	7.3%
Sofina SA	7.3%
Onex Corp.	6.9%
FS KKR Capital Corp.	5.1%
Golub Capital BDC, Inc.	4.8%
Hercules Capital, Inc.	4.6%
HgCapital Trust plc	4.5%
Eurazeo SE	4.2%

C000096244
Shareholder Report [Line Items]
Fund Name	Hedge Replication ETF
Trading Symbol	HDG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Hedge Replication ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
HDG	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
AssetsNet	$ 24,593,310
Holdings Count | Holding	1,967
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$24,593,310 Number of Portfolio Holdings1,967 Portfolio Turnover Rate19%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	15%
iShares® MSCI Emerging Markets ETF Long Swaps	10%
iShares® MSCI EAFE ETF Long Swaps	7%
S&P 500® Total Return Index Long Swaps	4%
Russell 2000® Total Return Index Long Swaps	-%Footnote Reference*
E-Mini Euro Futures	(11)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	18.4%
Financials	17.4%
Industrials	17.2%
Information Technology	14.9%
Consumer Discretionary	9.3%
Real Estate	5.8%
Energy	4.9%
Materials	4.2%
Utilities	3.3%
Communication Services	2.6%
Other	2.0%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Credo Technology Group Holding Ltd.	0.1%
Bloom Energy Corp., Class A	0.1%
Fabrinet	0.1%
IonQ, Inc.	0.1%
Nextpower, Inc., Class A	0.1%
Guardant Health, Inc.	0.1%
Kratos Defense & Security Solutions, Inc.	0.1%
Bridgebio Pharma, Inc.	0.1%
Madrigal Pharmaceuticals, Inc.	0.1%
Coeur Mining, Inc.	0.1%

C000123089
Shareholder Report [Line Items]
Fund Name	High Yield-Interest Rate Hedged
Trading Symbol	HYHG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about High Yield-Interest Rate Hedged (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
HYHG	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 162,807,298
Holdings Count | Holding	236
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$162,807,298 Number of Portfolio Holdings236 Portfolio Turnover Rate43%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	95%
U.S. Treasury 10 Year Note Futures	(13)%
U.S. 2 Year Treasury Note Futures	(38)%
U.S. 5 Year Treasury Note Futures	(46)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Communication Services	18.8%
Industrials	16.5%
Consumer Discretionary	12.8%
Financials	12.4%
Health Care	9.8%
Energy	7.9%
Information Technology	6.3%
Materials	6.1%
Utilities	4.2%
Real Estate	3.0%
Other	2.2%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Quikrete Holdings, Inc. 6.38%, due 03/01/32	1.5%
Medline Borrower LP 5.25%, due 10/01/29	1.3%
Cloud Software Group, Inc. 6.50%, due 03/31/29	1.3%
EchoStar Corp. 10.75%, due 11/30/29	1.2%
Level 3 Financing, Inc. 6.88%, due 06/30/33	1.1%
TransDigm, Inc. 6.38%, due 03/01/29	1.0%
Carnival Corp. 5.75%, due 08/01/32	1.0%
Community Health Systems, Inc. 10.88%, due 01/15/32	1.0%
HUB International Ltd. 7.38%, due 01/31/32	0.9%
First Quantum Minerals Ltd. 9.38%, due 03/01/29	0.9%

C000107655
Shareholder Report [Line Items]
Fund Name	Inflation Expectations ETF
Trading Symbol	RINF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Inflation Expectations ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
RINF	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 18,053,719
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$18,053,719 Number of Portfolio Holdings5 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index) Long Swaps	133%
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond) Long Swaps	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
30-Year Treasury Inflation-Protected Securities (TIPS) Bond	100.0%
30-Year U.S. Treasury Bond	(132.8%)

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	94.4%

C000132381
Shareholder Report [Line Items]
Fund Name	Investment Grade-Interest Rate Hedged
Trading Symbol	IGHG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Investment Grade-Interest Rate Hedged (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
IGHG	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 276,824,708
Holdings Count | Holding	183
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$276,824,708 Number of Portfolio Holdings183 Portfolio Turnover Rate10%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	95%
U.S. Treasury Ultra Bond Futures	(1)%
U.S. Treasury 10 Year Note Futures	(24)%
U.S. Treasury Long Bond Futures	(63)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	38.8%
Communication Services	13.2%
Health Care	12.0%
Energy	8.7%
Information Technology	8.3%
Consumer Staples	7.2%
Industrials	4.1%
Materials	3.1%
Consumer Discretionary	3.0%
Utilities	1.6%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Morgan Stanley 4.38%, due 01/22/47	1.6%
Apple, Inc. 3.45%, due 02/09/45	1.6%
Oracle Corp. 6.50%, due 04/15/38	1.4%
JPMorgan Chase & Co. 5.50%, due 10/15/40	1.4%
International Business Machines Corp. 4.25%, due 05/15/49	1.4%
Bank of America Corp. 5.88%, due 02/07/42	1.4%
Goldman Sachs Group, Inc. (The) 6.25%, due 02/01/41	1.3%
HSBC Holdings plc 6.50%, due 09/15/37	1.2%
Cisco Systems, Inc. 5.90%, due 02/15/39	1.2%
GlaxoSmithKline Capital, Inc. 6.38%, due 05/15/38	1.1%

C000171471
Shareholder Report [Line Items]
Fund Name	K-1 Free Crude Oil ETF
Trading Symbol	OILK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about K-1 Free Crude Oil ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
OILK	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 59,185,275
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$59,185,275 Number of Portfolio Holdings4 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
WTI Crude Oil Futures	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
WTI Crude Oil	100.0%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	84.8%

C000059344
Shareholder Report [Line Items]
Fund Name	Large Cap Core Plus
Trading Symbol	CSM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Large Cap Core Plus (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
CSM	$25	0.45%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%
AssetsNet	$ 486,979,456
Holdings Count | Holding	300
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$486,979,456 Number of Portfolio Holdings300 Portfolio Turnover Rate35%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
UBS 130/30 Large Cap Index (long portion) Long Swaps	39%
UBS 130/30 Large Cap Index (short portion) Short Swaps	(30)%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	29.1%
Financials	13.4%
Industrials	10.8%
Consumer Discretionary	9.3%
Health Care	9.3%
Communication Services	8.9%
Real Estate	5.3%
Consumer Staples	4.6%
Utilities	4.0%
Energy	2.9%
Other	2.4%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	4.9%
Apple, Inc.	4.7%
Microsoft Corp.	4.1%
Amazon.com, Inc.	2.4%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class A	1.9%
Meta Platforms, Inc., Class A	1.8%
Alphabet, Inc., Class C	1.5%
Tesla, Inc.	1.2%
Berkshire Hathaway, Inc., Class B	0.8%

C000195298
Shareholder Report [Line Items]
Fund Name	Long Online/Short Stores ETF
Trading Symbol	CLIX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Long Online/Short Stores ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
CLIX	$36	0.65%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%
AssetsNet	$ 7,520,165
Holdings Count | Holding	28
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,520,165 Number of Portfolio Holdings28 Portfolio Turnover Rate26%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
ProShares Online Retail Index Long Swaps	14%
Solactive-ProShares Bricks and Mortar Retail Store Index Short Swaps	(50)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	98.3%
Consumer Staples	1.7%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Amazon.com, Inc.	20.5%
Alibaba Group Holding Ltd. (ADR)	10.3%
eBay, Inc.	6.9%
Carvana Co., Class A	4.3%
Coupang, Inc.	3.8%
Chewy, Inc., Class A	3.8%
Wayfair, Inc., Class A	3.7%
Bed Bath & Beyond, Inc.	3.7%
GigaCloud Technology, Inc., Class A	3.7%
Buckle, Inc. (The)	3.7%

C000115055
Shareholder Report [Line Items]
Fund Name	Merger ETF
Trading Symbol	MRGR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Merger ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
MRGR	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 12,469,837
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	192.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$12,469,837 Number of Portfolio Holdings62 Portfolio Turnover Rate192%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
S&P Merger Arbitrage Index (long exposure to Targets) Long Swaps	28%
S&P Merger Arbitrage Index (short exposure to Acquirers) Short Swaps	(39)%
Goldman Sachs International Forwards	(11)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	18.2%
Health Care	17.0%
Financials	16.5%
Information Technology	9.0%
Materials	7.6%
Consumer Staples	7.2%
Utilities	7.2%
Energy	5.1%
Consumer Discretionary	4.5%
Communication Services	4.5%
Other	3.2%

Country Weights

Country	% of Exposure
United States	79.9%
Canada	7.1%
Netherlands	4.3%
United Kingdom	4.3%
Other	4.4%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Anywhere Real Estate, Inc.	3.0%
Avadel Pharmaceuticals plc (ADR)	2.6%
Northwestern Energy Group, Inc.	2.5%
Civitas Resources, Inc.	2.5%
New Gold, Inc.	2.5%
Kenvue, Inc.	2.4%
Axalta Coating Systems Ltd.	2.4%
Green Dot Corp., Class A	2.4%
NuVista Energy Ltd.	2.4%
Teck Resources Ltd., Class B	2.3%

C000234747
Shareholder Report [Line Items]
Fund Name	Metaverse ETF
Trading Symbol	VERS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Metaverse ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
VERS	$33	0.58%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.58%
AssetsNet	$ 6,073,328
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,073,328 Number of Portfolio Holdings41 Portfolio Turnover Rate42%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	60.1%
Communication Services	24.5%
Consumer Discretionary	7.9%
Real Estate	4.4%
Financials	3.1%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Alphabet, Inc., Class A	5.3%
Apple, Inc.	4.8%
eXp World Holdings, Inc.	4.6%
QUALCOMM, Inc.	4.5%
Unity Software, Inc.	4.4%
Amazon.com, Inc.	4.4%
NVIDIA Corp.	4.3%
Micron Technology, Inc.	4.3%
Kopin Corp.	3.9%
Microsoft Corp.	3.7%

C000144590
Shareholder Report [Line Items]
Fund Name	MSCI EAFE Dividend Growers ETF
Trading Symbol	EFAD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about MSCI EAFE Dividend Growers ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
EFAD	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 64,583,340
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$64,583,340 Number of Portfolio Holdings82 Portfolio Turnover Rate20%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	18.7%
Information Technology	17.2%
Industrials	15.7%
Financials	13.1%
Materials	8.6%
Utilities	7.4%
Consumer Staples	7.1%
Communication Services	6.1%
Real Estate	3.7%
Consumer Discretionary	2.4%

Country Weights

Country	% of Exposure
Japan	26.8%
United Kingdom	13.5%
Switzerland	12.0%
Australia	10.1%
Belgium	6.3%
Germany	5.0%
Italy	3.7%
Hong Kong	3.6%
France	3.5%
Spain	2.5%
Other	13.0%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Sonic Healthcare Ltd.	1.4%
Deutsche Boerse AG	1.4%
Astellas Pharma, Inc.	1.3%
Roche Holding AG	1.3%
UCB SA	1.3%
CSL Ltd.	1.3%
DCC plc	1.3%
United Utilities Group plc	1.3%
Pro Medicus Ltd.	1.3%
Financiere de Tubize SA	1.3%

C000144591
Shareholder Report [Line Items]
Fund Name	MSCI Emerging Markets Dividend Growers ETF
Trading Symbol	EMDV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about MSCI Emerging Markets Dividend Growers ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
EMDV	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 7,308,653
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,308,653 Number of Portfolio Holdings51 Portfolio Turnover Rate38%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	23.3%
Information Technology	20.9%
Consumer Staples	20.5%
Health Care	8.3%
Utilities	8.1%
Industrials	6.3%
Communication Services	6.2%
Consumer Discretionary	4.3%
Materials	2.1%

Country Weights

Country	% of Exposure
China	49.4%
India	18.7%
Taiwan	6.3%
South Korea	4.3%
Brazil	4.2%
South Africa	4.2%
Turkey	2.3%
Colombia	2.0%
Thailand	2.0%
Israel	2.0%
Other	4.6%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Haci Omer Sabanci Holding A/S	2.3%
Bank of China Ltd., Class A	2.2%
Sun Pharmaceutical Industries Ltd.	2.2%
Localiza Rent a Car SA	2.2%
Hankook Tire & Technology Co. Ltd.	2.2%
Lotes Co. Ltd.	2.2%
China Tower Corp. Ltd., Class H	2.2%
Wistron Corp.	2.2%
NAURA Technology Group Co. Ltd., Class A	2.2%
Persistent Systems Ltd.	2.2%

C000144592
Shareholder Report [Line Items]
Fund Name	MSCI Europe Dividend Growers ETF
Trading Symbol	EUDV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about MSCI Europe Dividend Growers ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
EUDV	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
AssetsNet	$ 8,586,455
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$8,586,455 Number of Portfolio Holdings47 Portfolio Turnover Rate24%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	21.3%
Health Care	17.5%
Financials	13.4%
Information Technology	13.0%
Materials	10.8%
Utilities	8.9%
Consumer Staples	8.6%
Communication Services	4.3%
Real Estate	2.2%

Country Weights

Country	% of Exposure
United Kingdom	23.9%
Switzerland	21.4%
Belgium	11.2%
Germany	8.9%
Italy	6.5%
France	6.3%
Spain	4.4%
Netherlands	4.4%
Denmark	4.3%
Norway	2.2%
Other	6.5%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Deutsche Boerse AG	2.4%
Roche Holding AG	2.3%
UCB SA	2.3%
DCC plc	2.3%
United Utilities Group plc	2.3%
Financiere de Tubize SA	2.3%
Halma plc	2.2%
Nemetschek SE	2.2%
Buzzi SpA	2.2%
Legal & General Group plc	2.2%

C000222595
Shareholder Report [Line Items]
Fund Name	MSCI Transformational Changes ETF
Trading Symbol	ANEW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about MSCI Transformational Changes ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
ANEW	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 7,684,906
Holdings Count | Holding	130
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,684,906 Number of Portfolio Holdings130 Portfolio Turnover Rate19%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	25.6%
Information Technology	21.8%
Communication Services	16.6%
Consumer Discretionary	12.0%
Materials	9.8%
Industrials	5.8%
Consumer Staples	5.1%
Financials	3.1%
Real Estate	0.2%

Country Weights

Country	% of Exposure
United States	74.9%
China	5.3%
Germany	3.6%
Japan	2.8%
Singapore	2.2%
Switzerland	2.1%
Ireland	2.0%
Canada	1.9%
South Africa	1.7%
India	0.9%
Other	2.6%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Broadcom, Inc.	2.3%
Alphabet, Inc., Class A	2.2%
Meta Platforms, Inc., Class A	2.1%
International Flavors & Fragrances, Inc.	2.1%
Eli Lilly & Co.	2.1%
Roche Holding AG	2.1%
Danaher Corp.	2.1%
McCormick & Co., Inc. (Non-Voting)	2.1%
Apple, Inc.	2.0%
Corteva, Inc.	2.0%

C000230308
Shareholder Report [Line Items]
Fund Name	Nanotechnology ETF
Trading Symbol	TINY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Nanotechnology ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
TINY	$34	0.58%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.58%
AssetsNet	$ 5,174,382
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,174,382 Number of Portfolio Holdings31 Portfolio Turnover Rate27%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	70.8%
Health Care	12.4%
Materials	8.9%
Industrials	5.4%
Financials	2.5%

Country Weights

Country	% of Exposure
United States	60.5%
Japan	17.7%
South Korea	7.1%
Netherlands	4.4%
Taiwan	4.3%
France	1.9%
Germany	1.5%
Other	2.6%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Bruker Corp.	5.7%
JGC Holdings Corp.	5.5%
Broadcom, Inc.	5.0%
Applied Materials, Inc.	4.9%
Onto Innovation, Inc.	4.8%
Axcelis Technologies, Inc.	4.7%
Canon, Inc.	4.7%
Lam Research Corp.	4.5%
ASML Holding NV	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	4.4%

C000227376
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 Dorsey Wright Momentum ETF
Trading Symbol	QQQA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Nasdaq-100 Dorsey Wright Momentum ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
QQQA	$31	0.58%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%
AssetsNet	$ 9,614,135
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$9,614,135 Number of Portfolio Holdings22 Portfolio Turnover Rate72%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	54.1%
Communication Services	19.3%
Consumer Discretionary	17.6%
Health Care	4.9%
Industrials	4.1%

Country Weights

Country	% of Exposure
United States	100.0%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Warner Bros Discovery, Inc.	6.5%
Micron Technology, Inc.	6.0%
Broadcom, Inc.	5.7%
KLA Corp.	5.5%
Lam Research Corp.	5.5%
Intel Corp.	5.1%
Amazon.com, Inc.	5.0%
Gilead Sciences, Inc.	5.0%
AppLovin Corp., Class A	4.9%
Tesla, Inc.	4.8%

C000261359
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 Dynamic Buffer ETF
Trading Symbol	QB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Nasdaq-100 Dynamic Buffer ETF (the “Fund”) for the period of June 24, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
QB	$26	0.58%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.58%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.
AssetsNet	$ 1,281,961
Holdings Count | Holding	103
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,281,961 Number of Portfolio Holdings103 Portfolio Turnover Rate100%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Nasdaq-100 Dynamic Buffer Index Long Swaps	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	55.1%
Communication Services	15.7%
Consumer Discretionary	12.8%
Health Care	4.8%
Consumer Staples	4.5%
Industrials	3.7%
Utilities	1.5%
Materials	0.9%
Energy	0.5%
Financials	0.3%
Other	0.2%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	9.1%
Apple, Inc.	8.8%
Microsoft Corp.	7.7%
Broadcom, Inc.	6.6%
Amazon.com, Inc.	5.3%
Alphabet, Inc., Class A	4.0%
Alphabet, Inc., Class C	3.7%
Tesla, Inc.	3.3%
Meta Platforms, Inc., Class A	3.0%
Netflix, Inc.	2.4%

C000247835
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 High Income ETF
Trading Symbol	IQQQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Nasdaq-100 High Income ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
IQQQ	$30	0.55%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%
AssetsNet	$ 306,253,936
Holdings Count | Holding	104
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$306,253,936 Number of Portfolio Holdings104 Portfolio Turnover Rate8%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Nasdaq-100 Daily Covered Call Index Long Swaps	99%
Nasdaq-100 E-Mini Index Futures	3%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	54.9%
Communication Services	15.8%
Consumer Discretionary	12.9%
Health Care	4.9%
Consumer Staples	4.5%
Industrials	3.7%
Utilities	1.4%
Materials	1.0%
Energy	0.5%
Financials	0.3%
Other	0.1%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	8.8%
Apple, Inc.	8.5%
Microsoft Corp.	7.5%
Broadcom, Inc.	6.4%
Amazon.com, Inc.	5.1%
Alphabet, Inc., Class A	3.8%
Alphabet, Inc., Class C	3.6%
Tesla, Inc.	3.2%
Meta Platforms, Inc., Class A	2.9%
Netflix, Inc.	2.3%

C000230307
Shareholder Report [Line Items]
Fund Name	On-Demand ETF
Trading Symbol	OND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about On-Demand ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
OND	$31	0.58%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%
AssetsNet	$ 6,380,809
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,380,809 Number of Portfolio Holdings25 Portfolio Turnover Rate16%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Communication Services	55.8%
Industrials	18.7%
Information Technology	11.3%
Consumer Discretionary	9.1%
Financials	5.1%

Country Weights

Country	% of Exposure
United States	48.8%
Japan	8.9%
Hong Kong	8.8%
China	5.8%
South Korea	4.4%
Singapore	4.3%
Germany	3.5%
Poland	3.5%
Luxembourg	3.5%
Taiwan	3.4%
Other	5.1%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Bilibili, Inc., Class Z	6.0%
Nexon Co. Ltd.	5.8%
Lyft, Inc., Class A	5.8%
Electronic Arts, Inc.	5.8%
NVIDIA Corp.	5.4%
Joby Aviation, Inc.	4.9%
NetEase, Inc.	4.7%
Take-Two Interactive Software, Inc.	4.6%
Tencent Music Entertainment Group, Class A	4.6%
Grab Holdings Ltd., Class A	4.5%

C000204726
Shareholder Report [Line Items]
Fund Name	Online Retail ETF
Trading Symbol	ONLN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Online Retail ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
ONLN	$33	0.58%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.58%
AssetsNet	$ 82,251,180
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$82,251,180 Number of Portfolio Holdings21 Portfolio Turnover Rate30%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	98.3%
Consumer Staples	1.7%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Amazon.com, Inc.	23.9%
Alibaba Group Holding Ltd. (ADR)	12.0%
eBay, Inc.	8.0%
Carvana Co., Class A	5.1%
Coupang, Inc.	4.5%
Chewy, Inc., Class A	4.4%
Wayfair, Inc., Class A	4.4%
Bed Bath & Beyond, Inc.	4.3%
GigaCloud Technology, Inc., Class A	4.3%
Buckle, Inc. (The)	4.3%

C000202974
Shareholder Report [Line Items]
Fund Name	Pet Care ETF
Trading Symbol	PAWZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Pet Care ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
PAWZ	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 50,224,248
Holdings Count | Holding	29
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$50,224,248 Number of Portfolio Holdings29 Portfolio Turnover Rate21%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	45.4%
Consumer Staples	25.4%
Consumer Discretionary	22.1%
Financials	7.1%

Country Weights

Country	% of Exposure
United States	65.6%
United Kingdom	9.2%
France	7.4%
Sweden	4.9%
Switzerland	4.2%
Canada	3.6%
Japan	2.0%
Thailand	1.9%
Other	1.2%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
IDEXX Laboratories, Inc.	10.4%
Freshpet, Inc.	10.2%
Zoetis, Inc., Class A	10.1%
Chewy, Inc., Class A	9.9%
Virbac SACA	7.5%
Merck & Co., Inc.	4.8%
Pets at Home Group plc	4.7%
CVS Group plc	4.6%
Nestle SA (Registered)	4.2%
Trupanion, Inc.	4.0%

C000150378
Shareholder Report [Line Items]
Fund Name	Russell 2000 Dividend Growers ETF
Trading Symbol	SMDV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Russell 2000 Dividend Growers ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SMDV	$21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
AssetsNet	$ 627,465,488
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$627,465,488 Number of Portfolio Holdings108 Portfolio Turnover Rate23%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	32.1%
Industrials	20.1%
Utilities	19.7%
Real Estate	7.8%
Materials	6.3%
Consumer Staples	5.6%
Consumer Discretionary	3.4%
Health Care	1.9%
Information Technology	1.7%
Communication Services	1.4%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Andersons, Inc. (The)	1.2%
Black Hills Corp.	1.2%
HA Sustainable Infrastructure Capital, Inc.	1.2%
CSG Systems International, Inc.	1.2%
Hillenbrand, Inc.	1.2%
Northwestern Energy Group, Inc.	1.2%
Portland General Electric Co.	1.2%
Northwest Natural Holding Co.	1.1%
Spire, Inc.	1.1%
Standex International Corp.	1.1%

C000261358
Shareholder Report [Line Items]
Fund Name	Russell 2000 Dynamic Buffer ETF
Trading Symbol	RB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Russell 2000 Dynamic Buffer ETF (the “Fund”) for the period of June 24, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
RB	$27	0.58%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.58%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.
AssetsNet	$ 1,085,409
Holdings Count | Holding	1,864
InvestmentCompanyPortfolioTurnover	176.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,085,409 Number of Portfolio Holdings1,864 Portfolio Turnover Rate176%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Russell 2000® Daily Buffer Index Long Swaps	100%
Russell 2000® E-mini Index Futures	12%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	18.2%
Financials	18.0%
Industrials	17.3%
Information Technology	14.9%
Consumer Discretionary	9.2%
Real Estate	5.7%
Energy	4.8%
Materials	4.1%
Utilities	3.4%
Communication Services	2.5%
Other	1.9%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Credo Technology Group Holding Ltd.	0.8%
Bloom Energy Corp., Class A	0.7%
Fabrinet	0.6%
IonQ, Inc.	0.4%
Guardant Health, Inc.	0.4%
Nextpower, Inc., Class A	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Madrigal Pharmaceuticals, Inc.	0.4%
Bridgebio Pharma, Inc.	0.4%
Ensign Group, Inc. (The)	0.3%

C000253563
Shareholder Report [Line Items]
Fund Name	Russell 2000 High Income ETF
Trading Symbol	ITWO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Russell 2000 High Income ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
ITWO	$31	0.55%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.55%
AssetsNet	$ 88,430,155
Holdings Count | Holding	1,956
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$88,430,155 Number of Portfolio Holdings1,956 Portfolio Turnover Rate15%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	95%
Russell 2000® Daily Covered Call Index Long Swaps	100%
Russell 2000® E-mini Index Futures	5%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	19.1%
Health Care	18.0%
Industrials	16.8%
Information Technology	14.6%
Consumer Discretionary	9.1%
Real Estate	5.7%
Energy	4.8%
Materials	4.1%
Utilities	3.3%
Communication Services	2.6%
Other	1.9%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Credo Technology Group Holding Ltd.	0.9%
Bloom Energy Corp., Class A	0.8%
Fabrinet	0.6%
IonQ, Inc.	0.5%
Nextpower, Inc., Class A	0.4%
Guardant Health, Inc.	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Bridgebio Pharma, Inc.	0.4%
Madrigal Pharmaceuticals, Inc.	0.4%
Coeur Mining, Inc.	0.4%

C000214312
Shareholder Report [Line Items]
Fund Name	Russell U.S. Dividend Growers ETF
Trading Symbol	TMDV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Russell U.S. Dividend Growers ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
TMDV	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 4,283,171
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,283,171 Number of Portfolio Holdings66 Portfolio Turnover Rate11%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Staples	24.1%
Industrials	16.6%
Financials	15.5%
Utilities	14.7%
Materials	11.7%
Health Care	6.8%
Real Estate	4.6%
Consumer Discretionary	4.5%
Energy	1.5%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Black Hills Corp.	2.0%
Northwest Natural Holding Co.	1.9%
Johnson & Johnson	1.8%
Old Republic International Corp.	1.8%
Medtronic plc	1.8%
Walmart, Inc.	1.7%
Cincinnati Financial Corp.	1.7%
Nucor Corp.	1.7%
Gorman-Rupp Co. (The)	1.7%
Coca-Cola Co. (The)	1.7%

C000131287
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Dividend Aristocrats ETF
Trading Symbol	NOBL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about S&P 500® Dividend Aristocrats ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
NOBL	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 11,367,787,892
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$11,367,787,892 Number of Portfolio Holdings71 Portfolio Turnover Rate10%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Staples	22.6%
Industrials	22.1%
Financials	12.8%
Materials	12.2%
Health Care	10.7%
Utilities	5.6%
Consumer Discretionary	4.2%
Real Estate	4.2%
Energy	2.8%
Information Technology	2.8%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Albemarle Corp.	2.0%
Cardinal Health, Inc.	1.9%
CH Robinson Worldwide, Inc.	1.8%
Expeditors International of Washington, Inc.	1.8%
Nucor Corp.	1.7%
Kenvue, Inc.	1.6%
Caterpillar, Inc.	1.6%
Dover Corp.	1.6%
Medtronic plc	1.6%
Cincinnati Financial Corp.	1.5%

C000261360
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Dynamic Buffer ETF
Trading Symbol	FB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about S&P 500® Dynamic Buffer ETF (the “Fund”) for the period of June 24, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
FB	$26	0.58%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.58%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.
AssetsNet	$ 2,114,300
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	199.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,114,300 Number of Portfolio Holdings506 Portfolio Turnover Rate199%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
S&P® 500 Daily Dynamic Buffer Index Long Swaps	100%
S&P 500® E-Mini Index Futures	16%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	34.5%
Financials	13.1%
Communication Services	10.7%
Consumer Discretionary	10.3%
Health Care	9.8%
Industrials	8.0%
Consumer Staples	4.8%
Energy	2.9%
Utilities	2.4%
Real Estate	1.9%
Other	1.6%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	6.2%
Apple, Inc.	6.0%
Microsoft Corp.	5.3%
Amazon.com, Inc.	3.3%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.2%
Meta Platforms, Inc., Class A	2.0%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.4%

C000160294
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Ex-Energy ETF
Trading Symbol	SPXE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about S&P 500® Ex-Energy ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SPXE	$5	0.09%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
AssetsNet	$ 75,507,853
Holdings Count | Holding	483
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$75,507,853 Number of Portfolio Holdings483 Portfolio Turnover Rate2%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	35.7%
Financials	13.5%
Communication Services	11.0%
Consumer Discretionary	10.6%
Health Care	10.0%
Industrials	8.2%
Consumer Staples	5.0%
Utilities	2.4%
Real Estate	1.9%
Materials	1.7%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	7.6%
Apple, Inc.	7.3%
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.3%
Alphabet, Inc., Class A	3.3%
Alphabet, Inc., Class C	2.6%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.7%

C000160295
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Ex-Financials ETF
Trading Symbol	SPXN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about S&P 500® Ex-Financials ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SPXN	$5	0.09%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
AssetsNet	$ 69,124,290
Holdings Count | Holding	399
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$69,124,290 Number of Portfolio Holdings399 Portfolio Turnover Rate3%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	40.6%
Communication Services	12.6%
Consumer Discretionary	12.1%
Health Care	11.5%
Industrials	9.4%
Consumer Staples	5.7%
Energy	3.3%
Utilities	2.8%
Materials	2.0%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	8.7%
Apple, Inc.	8.3%
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	3.8%
Alphabet, Inc., Class A	3.7%
Alphabet, Inc., Class C	3.0%
Meta Platforms, Inc., Class A	2.8%
Tesla, Inc.	2.4%
Eli Lilly & Co.	1.7%

C000160296
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Ex-Health Care ETF
Trading Symbol	SPXV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about S&P 500® Ex-Health Care ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SPXV	$5	0.09%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
AssetsNet	$ 35,009,315
Holdings Count | Holding	445
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$35,009,315 Number of Portfolio Holdings445 Portfolio Turnover Rate3%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	38.2%
Financials	14.5%
Communication Services	11.9%
Consumer Discretionary	11.4%
Industrials	8.9%
Consumer Staples	5.4%
Energy	3.1%
Utilities	2.6%
Real Estate	2.1%
Materials	1.9%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	8.2%
Apple, Inc.	7.8%
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.3%
Broadcom, Inc.	3.6%
Alphabet, Inc., Class A	3.5%
Alphabet, Inc., Class C	2.8%
Meta Platforms, Inc., Class A	2.7%
Tesla, Inc.	2.3%
Berkshire Hathaway, Inc., Class B	1.8%

C000160299
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Ex-Technology ETF
Trading Symbol	SPXT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about S&P 500® Ex-Technology ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SPXT	$5	0.09%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
AssetsNet	$ 240,888,411
Holdings Count | Holding	435
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$240,888,411 Number of Portfolio Holdings435 Portfolio Turnover Rate2%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	19.9%
Communication Services	16.4%
Consumer Discretionary	15.7%
Health Care	14.9%
Industrials	12.3%
Consumer Staples	7.4%
Energy	4.3%
Utilities	3.6%
Real Estate	2.9%
Materials	2.6%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Amazon.com, Inc.	5.9%
Alphabet, Inc., Class A	4.9%
Alphabet, Inc., Class C	3.9%
Meta Platforms, Inc., Class A	3.7%
Tesla, Inc.	3.2%
Berkshire Hathaway, Inc., Class B	2.5%
JPMorgan Chase & Co.	2.3%
Eli Lilly & Co.	2.2%
Visa, Inc., Class A	1.5%
Johnson & Johnson	1.3%

C000244194
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> High Income ETF
Trading Symbol	ISPY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about S&P 500® High Income ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
ISPY	$30	0.55%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%
AssetsNet	$ 1,113,550,329
Holdings Count | Holding	509
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,113,550,329 Number of Portfolio Holdings509 Portfolio Turnover Rate5%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
S&P 500® Daily Covered Call Index Long Swaps	100%
S&P 500® E-Mini Index Futures	2%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	34.6%
Financials	13.1%
Communication Services	10.7%
Consumer Discretionary	10.3%
Health Care	9.8%
Industrials	8.0%
Consumer Staples	4.9%
Energy	2.8%
Utilities	2.4%
Real Estate	1.9%
Other	1.5%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	7.2%
Apple, Inc.	6.9%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	3.2%
Alphabet, Inc., Class A	3.1%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.3%
Tesla, Inc.	2.0%
Berkshire Hathaway, Inc., Class B	1.6%

C000238747
Shareholder Report [Line Items]
Fund Name	S&P Global Core Battery Metals ETF
Trading Symbol	ION
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about S&P Global Core Battery Metals ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
ION	$40	0.58%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.58%
AssetsNet	$ 5,879,962
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,879,962 Number of Portfolio Holdings53 Portfolio Turnover Rate43%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Materials	90.2%
Financials	6.0%
Industrials	3.2%
Consumer Discretionary	0.6%

Country Weights

Country	% of Exposure
China	29.7%
Australia	18.4%
Canada	9.1%
South Africa	7.1%
Indonesia	6.3%
Japan	5.2%
Chile	3.9%
United States	3.8%
United Kingdom	2.1%
France	1.9%
Other	12.5%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Sigma Lithium Corp.	5.1%
Liontown Resources Ltd.	4.5%
Pilbara Minerals Ltd.	4.5%
Chengxin Lithium Group Co. Ltd., Class A	4.2%
Sociedad Quimica y Minera de Chile SA (ADR)	4.2%
Albemarle Corp.	4.0%
IGO Ltd.	3.9%
Pacific Metals Co. Ltd.	3.7%
Tibet Mineral Development Co. Ltd., Class A	3.2%
Tianqi Lithium Corp., Class A	3.1%

C000230306
Shareholder Report [Line Items]
Fund Name	S&P Kensho Cleantech ETF
Trading Symbol	CTEX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about S&P Kensho Cleantech ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
CTEX	$42	0.58%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.58%
AssetsNet	$ 5,376,033
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,376,033 Number of Portfolio Holdings36 Portfolio Turnover Rate54%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	59.4%
Information Technology	22.7%
Utilities	7.3%
Consumer Discretionary	4.4%
Financials	4.1%
Energy	2.1%

Country Weights

Country	% of Exposure
United States	84.2%
Canada	6.0%
China	5.7%
Other	4.1%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
T1 Energy, Inc.	4.2%
Eos Energy Enterprises, Inc.	3.5%
SunPower, Inc.	3.4%
First Solar, Inc.	3.4%
Energy Vault Holdings, Inc.	3.4%
Arcosa, Inc.	3.4%
GE Vernova, Inc.	3.4%
Generac Holdings, Inc.	3.3%
Sunrun, Inc.	3.3%
Shoals Technologies Group, Inc., Class A	3.3%

C000230304
Shareholder Report [Line Items]
Fund Name	S&P Kensho Smart Factories ETF
Trading Symbol	MAKX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about S&P Kensho Smart Factories ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
MAKX	$33	0.58%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.58%
AssetsNet	$ 1,264,531
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,264,531 Number of Portfolio Holdings22 Portfolio Turnover Rate17%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	50.8%
Industrials	37.2%
Communication Services	8.3%
Materials	3.7%

Country Weights

Country	% of Exposure
United States	84.2%
South Korea	8.2%
Israel	3.9%
Turkey	3.7%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Emerson Electric Co.	6.3%
Autodesk, Inc.	6.3%
Rockwell Automation, Inc.	6.3%
Cognex Corp.	6.2%
Zebra Technologies Corp., Class A	6.2%
Ouster, Inc.	5.9%
3D Systems Corp.	5.6%
SK Telecom Co. Ltd. (ADR)	4.6%
Applied Materials, Inc.	4.2%
Synopsys, Inc.	4.0%

C000150377
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Dividend Aristocrats ETF
Trading Symbol	REGL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about S&P MidCap 400® Dividend Aristocrats ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
REGL	$21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
AssetsNet	$ 1,721,189,198
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,721,189,198 Number of Portfolio Holdings54 Portfolio Turnover Rate11%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	32.6%
Utilities	19.9%
Industrials	16.8%
Materials	10.9%
Consumer Staples	5.4%
Health Care	4.9%
Consumer Discretionary	3.7%
Real Estate	3.7%
Energy	2.1%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
UGI Corp.	2.3%
Black Hills Corp.	2.2%
Northwestern Energy Group, Inc.	2.1%
DT Midstream, Inc.	2.1%
Portland General Electric Co.	2.1%
Royal Gold, Inc.	2.1%
Old Republic International Corp.	2.1%
Prosperity Bancshares, Inc.	2.1%
Donaldson Co., Inc.	2.1%
RenaissanceRe Holdings Ltd.	2.1%

C000214314
Shareholder Report [Line Items]
Fund Name	S&P Technology Dividend Aristocrats ETF
Trading Symbol	TDV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about S&P Technology Dividend Aristocrats ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
TDV	$24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
AssetsNet	$ 258,499,361
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$258,499,361 Number of Portfolio Holdings39 Portfolio Turnover Rate8%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	77.4%
Industrials	11.5%
Financials	11.1%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
CSG Systems International, Inc.	3.2%
Broadcom, Inc.	3.2%
Applied Materials, Inc.	3.1%
Jack Henry & Associates, Inc.	3.0%
Genpact Ltd.	3.0%
Cass Information Systems, Inc.	2.9%
Analog Devices, Inc.	2.9%
Lam Research Corp.	2.9%
Amphenol Corp., Class A	2.9%
Cisco Systems, Inc.	2.9%

C000230303
Shareholder Report [Line Items]
Fund Name	Smart Materials ETF
Trading Symbol	TINT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Smart Materials ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
TINT	$31	0.58%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%
AssetsNet	$ 1,652,838
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,652,838 Number of Portfolio Holdings30 Portfolio Turnover Rate22%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Materials	63.8%
Information Technology	24.7%
Industrials	5.9%
Health Care	5.6%

Country Weights

Country	% of Exposure
United States	52.5%
South Korea	14.9%
France	9.5%
Belgium	9.2%
Switzerland	4.6%
Netherlands	4.5%
Japan	4.0%
Canada	0.8%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Merck & Co., Inc.	5.6%
Applied Materials, Inc.	4.9%
Hexcel Corp.	4.9%
Axalta Coating Systems Ltd.	4.8%
Solvay SA	4.7%
Arkema SA	4.7%
PPG Industries, Inc.	4.7%
Sika AG (Registered)	4.6%
Syensqo SA	4.5%
RPM International, Inc.	4.5%

C000234857
Shareholder Report [Line Items]
Fund Name	Supply Chain Logistics ETF
Trading Symbol	SUPL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Supply Chain Logistics ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SUPL	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 976,708
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$976,708 Number of Portfolio Holdings41 Portfolio Turnover Rate9%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	95%
Master Limited Partnership	4%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	91.6%
Utilities	3.7%
Consumer Discretionary	3.7%
Financials	1.0%

Country Weights

Country	% of Exposure
United States	55.0%
Canada	9.2%
China	5.5%
Australia	5.5%
Germany	4.8%
Taiwan	4.4%
Spain	3.7%
Japan	2.2%
Switzerland	2.1%
Denmark	1.8%
Other	5.8%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
FedEx Corp.	5.4%
Norfolk Southern Corp.	5.0%
Deutsche Post AG	4.8%
CSX Corp.	4.7%
Brambles Ltd.	4.5%
Expeditors International of Washington, Inc.	4.5%
Union Pacific Corp.	4.5%
United Parcel Service, Inc., Class B	4.2%
CH Robinson Worldwide, Inc.	4.2%
Canadian National Railway Co.	3.9%

C000051850
Shareholder Report [Line Items]
Fund Name	Short 7-10 Year Treasury
Trading Symbol	TBX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short 7-10 Year Treasury (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
TBX	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
AssetsNet	$ 13,179,547
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$13,179,547 Number of Portfolio Holdings5 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
ICE U.S. Treasury 7-10 Year Bond Index Short Swaps	(97)%
U.S. Treasury 10 Year Note Futures	(3)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
7-10 Year U.S. Treasury	100.0%

C000051851
Shareholder Report [Line Items]
Fund Name	Short 20+ Year Treasury
Trading Symbol	TBF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short 20+ Year Treasury (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
TBF	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
AssetsNet	$ 62,480,437
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$62,480,437 Number of Portfolio Holdings10 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
ICE U.S. Treasury 20+ Year Bond Index Short Swaps	(97)%
U.S. Treasury Long Bond Futures	(4)%
Total	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
20+ Year U.S. Treasury	100.0%

C000018468
Shareholder Report [Line Items]
Fund Name	Short Dow30℠
Trading Symbol	DOG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short Dow30℠ (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
DOG	$45	0.95%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%
AssetsNet	$ 124,498,331
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$124,498,331 Number of Portfolio Holdings12 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Dow Jones Industrial Average℠ Short Swaps	(83)%
DJIA CBOT E-Mini Index Futures	(17)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	27.5%
Information Technology	20.2%
Industrials	14.6%
Health Care	12.7%
Consumer Discretionary	12.5%
Materials	4.4%
Consumer Staples	4.3%
Energy	2.0%
Communication Services	1.8%

C000038835
Shareholder Report [Line Items]
Fund Name	Short Financials
Trading Symbol	SEF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short Financials (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SEF	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
AssetsNet	$ 10,153,586
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$10,153,586 Number of Portfolio Holdings9 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P Financial Select Sector Index Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	100.0%

C000051849
Shareholder Report [Line Items]
Fund Name	Short FTSE China 50
Trading Symbol	YXI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short FTSE China 50 (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
YXI	$45	0.95%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%
AssetsNet	$ 2,505,854
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,505,854 Number of Portfolio Holdings6 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares® China Large-Cap ETF Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	32.1%
Consumer Discretionary	30.1%
Communication Services	18.1%
Information Technology	6.8%
Energy	4.5%
Materials	2.6%
Health Care	2.1%
Industrials	1.4%
Consumer Staples	0.9%
Real Estate	0.9%
Other	0.5%

C000051853
Shareholder Report [Line Items]
Fund Name	Short High Yield
Trading Symbol	SJB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short High Yield (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SJB	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
AssetsNet	$ 55,525,625
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$55,525,625 Number of Portfolio Holdings6 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares® iBoxx $ High Yield Corporate Bond ETF Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
High Yield	100.0%

C000018467
Shareholder Report [Line Items]
Fund Name	Short MidCap400
Trading Symbol	MYY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short MidCap400 (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
MYY	$46	0.95%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
AssetsNet	$ 3,859,905
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,859,905 Number of Portfolio Holdings6 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P MidCap 400® Short Swaps	(91)%
S&P Midcap 400® E-Mini Index Futures	(9)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	23.9%
Financials	16.3%
Information Technology	13.8%
Consumer Discretionary	11.6%
Health Care	9.4%
Real Estate	6.6%
Materials	4.9%
Consumer Staples	4.5%
Energy	4.2%
Utilities	3.6%
Other	1.2%

C000051872
Shareholder Report [Line Items]
Fund Name	Short MSCI EAFE
Trading Symbol	EFZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short MSCI EAFE (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
EFZ	$46	0.95%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
AssetsNet	$ 8,725,691
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$8,725,691 Number of Portfolio Holdings5 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI EAFE ETF Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	24.4%
Industrials	19.1%
Health Care	11.5%
Consumer Discretionary	10.0%
Information Technology	8.5%
Consumer Staples	7.6%
Materials	5.4%
Communication Services	4.6%
Utilities	3.7%
Energy	3.2%
Other	2.0%

Country Weights

Country	% of Exposure
Japan	22.7%
United Kingdom	14.8%
France	10.8%
Germany	9.6%
Switzerland	9.5%
Australia	6.3%
Netherlands	5.0%
Spain	3.8%
Sweden	3.6%
Italy	3.2%
Other	10.7%

C000051870
Shareholder Report [Line Items]
Fund Name	Short MSCI Emerging Markets
Trading Symbol	EUM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short MSCI Emerging Markets (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
EUM	$44	0.95%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.95%
AssetsNet	$ 8,765,993
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$8,765,993 Number of Portfolio Holdings6 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI Emerging Markets ETF Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	26.7%
Financials	22.5%
Consumer Discretionary	12.1%
Communication Services	9.7%
Industrials	7.0%
Materials	6.9%
Energy	4.0%
Consumer Staples	3.9%
Health Care	3.4%
Utilities	2.4%
Other	1.4%

Country Weights

Country	% of Exposure
China	28.8%
Taiwan	20.0%
India	15.8%
South Korea	12.2%
Brazil	4.6%
South Africa	3.6%
Saudi Arabia	2.9%
Mexico	1.9%
United Arab Emirates	1.4%
Indonesia	1.2%
Other	7.6%

C000018469
Shareholder Report [Line Items]
Fund Name	Short QQQ<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	PSQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short QQQ® (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
PSQ	$44	0.95%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.95%
AssetsNet	$ 726,890,439
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$726,890,439 Number of Portfolio Holdings16 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Nasdaq-100 Index® Short Swaps	(93)%
Nasdaq 100 E-Mini Index Futures	(7)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	54.9%
Communication Services	15.8%
Consumer Discretionary	12.8%
Health Care	4.9%
Consumer Staples	4.5%
Industrials	3.7%
Utilities	1.4%
Materials	1.0%
Energy	0.5%
Financials	0.3%
Other	0.2%

C000038841
Shareholder Report [Line Items]
Fund Name	Short Real Estate
Trading Symbol	REK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short Real Estate (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
REK	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 11,244,817
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$11,244,817 Number of Portfolio Holdings7 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P Real Estate Select Sector Index Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Real Estate	100.0%

C000038822
Shareholder Report [Line Items]
Fund Name	Short Russell2000
Trading Symbol	RWM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short Russell2000 (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
RWM	$44	0.95%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.95%
AssetsNet	$ 155,181,084
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$155,181,084 Number of Portfolio Holdings11 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Russell 2000® Index Short Swaps	(83)%
Russell 2000® E-mini Index Futures	(17)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	18.4%
Industrials	17.5%
Financials	17.4%
Information Technology	15.0%
Consumer Discretionary	9.1%
Real Estate	5.8%
Energy	4.9%
Materials	4.2%
Utilities	3.3%
Communication Services	2.6%
Other	1.8%

C000018466
Shareholder Report [Line Items]
Fund Name	Short S&P500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	SH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short S&P500® (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SH	$42	0.89%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.89%
AssetsNet	$ 1,037,965,157
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,037,965,157 Number of Portfolio Holdings16 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P 500® Short Swaps	(88)%
S&P 500® E-Mini Index Futures	(12)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	34.6%
Financials	13.1%
Communication Services	10.7%
Consumer Discretionary	10.3%
Health Care	9.8%
Industrials	8.0%
Consumer Staples	4.9%
Energy	2.8%
Utilities	2.4%
Real Estate	1.9%
Other	1.5%

C000038823
Shareholder Report [Line Items]
Fund Name	Short SmallCap600
Trading Symbol	SBB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short SmallCap600 (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SBB	$45	0.95%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%
AssetsNet	$ 5,665,695
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,665,695 Number of Portfolio Holdings5 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P SmallCap 600® Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	18.0%
Industrials	17.4%
Information Technology	14.0%
Consumer Discretionary	13.4%
Health Care	12.2%
Real Estate	7.4%
Materials	5.5%
Energy	4.5%
Communication Services	2.8%
Consumer Staples	2.4%
Other	2.4%

C000082080
Shareholder Report [Line Items]
Fund Name	Ultra 7-10 Year Treasury
Trading Symbol	UST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra 7-10 Year Treasury (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UST	$50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
AssetsNet	$ 38,123,888
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$38,123,888 Number of Portfolio Holdings5 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
ICE U.S. Treasury 7-10 Year Bond Index Long Swaps	198%
U.S. Treasury 10 Year Note Futures	2%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
7-10 Year U.S. Treasury	100.0%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	96.6%

C000082081
Shareholder Report [Line Items]
Fund Name	Ultra 20+ Year Treasury
Trading Symbol	UBT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra 20+ Year Treasury (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UBT	$50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
AssetsNet	$ 97,112,305
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$97,112,305 Number of Portfolio Holdings8 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
ICE U.S. Treasury 20+ Year Bond Index Long Swaps	197%
U.S. Treasury Long Bond Futures	4%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
20+ Year U.S. Treasury	100.0%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	49.0%
U.S. Treasury Bills	46.2%

C000038820
Shareholder Report [Line Items]
Fund Name	Ultra Communication Services
Trading Symbol	LTL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Communication Services (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
LTL	$54	0.95%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.95%
AssetsNet	$ 17,464,224
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$17,464,224 Number of Portfolio Holdings30 Portfolio Turnover Rate43%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
S&P Communication Services Select Sector Index Long Swaps	127%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Communication Services	99.2%
Financials	0.8%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Meta Platforms, Inc., Class A	9.8%
Alphabet, Inc., Class A	8.4%
Alphabet, Inc., Class C	6.8%
Warner Bros Discovery, Inc.	4.5%
Netflix, Inc.	3.9%
Electronic Arts, Inc.	3.4%
Verizon Communications, Inc.	3.2%
Take-Two Interactive Software, Inc.	3.2%
AT&T, Inc.	3.2%
Walt Disney Co. (The)	3.1%

C000038810
Shareholder Report [Line Items]
Fund Name	Ultra Consumer Discretionary
Trading Symbol	UCC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Consumer Discretionary (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UCC	$52	0.95%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%
AssetsNet	$ 14,656,063
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$14,656,063 Number of Portfolio Holdings54 Portfolio Turnover Rate2%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
S&P Consumer Discretionary Select Sector Index Long Swaps	126%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	100.0%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Amazon.com, Inc.	16.9%
Tesla, Inc.	15.0%
Home Depot, Inc. (The)	4.4%
McDonald's Corp.	3.3%
TJX Cos., Inc. (The)	3.0%
Booking Holdings, Inc.	2.8%
Lowe's Cos., Inc.	2.4%
Starbucks Corp.	1.7%
O'Reilly Automotive, Inc.	1.5%
NIKE, Inc., Class B	1.4%

C000038809
Shareholder Report [Line Items]
Fund Name	Ultra Consumer Staples
Trading Symbol	UGE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Consumer Staples (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UGE	$45	0.95%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%
AssetsNet	$ 11,644,807
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$11,644,807 Number of Portfolio Holdings42 Portfolio Turnover Rate2%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
S&P Consumer Staples Select Sector Index Long Swaps	118%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Staples	100.0%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Walmart, Inc.	9.2%
Costco Wholesale Corp.	7.7%
Procter & Gamble Co. (The)	6.6%
Coca-Cola Co. (The)	5.4%
Philip Morris International, Inc.	4.7%
PepsiCo, Inc.	3.9%
Colgate-Palmolive Co.	3.5%
Mondelez International, Inc., Class A	3.4%
Altria Group, Inc.	3.3%
Monster Beverage Corp.	2.9%

C000018464
Shareholder Report [Line Items]
Fund Name	Ultra Dow30℠
Trading Symbol	DDM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Dow30℠ (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
DDM	$54	0.95%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.95%
AssetsNet	$ 492,352,578
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	0.00%	[1]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$492,352,578 Number of Portfolio Holdings40 Portfolio Turnover Rate0%Footnote Reference*
Footnote	Description
Footnote*	Represents less than 0.5% of net assets.

Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Dow Jones Industrial Average℠ Long Swaps	91%
SPDR® Dow Jones Industrial Average℠ ETF Trust Long Swaps	22%
DJIA CBOT E-Mini Index Futures	8%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	27.4%
Information Technology	20.2%
Industrials	14.6%
Health Care	12.7%
Consumer Discretionary	12.5%
Materials	4.4%
Consumer Staples	4.3%
Energy	2.0%
Communication Services	1.9%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Goldman Sachs Group, Inc. (The)	8.4%
Caterpillar, Inc.	5.8%
Microsoft Corp.	5.0%
American Express Co.	3.7%
Home Depot, Inc. (The)	3.6%
Amgen, Inc.	3.5%
Sherwin-Williams Co. (The)	3.5%
Visa, Inc., Class A	3.4%
UnitedHealth Group, Inc.	3.4%
JPMorgan Chase & Co.	3.2%

C000038814
Shareholder Report [Line Items]
Fund Name	Ultra Energy
Trading Symbol	DIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Energy (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
DIG	$53	0.95%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.95%
AssetsNet	$ 68,288,380
Holdings Count | Holding	29
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$68,288,380 Number of Portfolio Holdings29 Portfolio Turnover Rate2%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
S&P Energy Select Sector Index Long Swaps	128%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Energy	100.0%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Exxon Mobil Corp.	16.7%
Chevron Corp.	12.6%
ConocoPhillips	4.8%
Williams Cos., Inc. (The)	3.3%
Marathon Petroleum Corp.	3.0%
EOG Resources, Inc.	2.9%
Phillips 66	2.8%
Valero Energy Corp.	2.8%
SLB Ltd.	2.7%
Kinder Morgan, Inc.	2.7%

C000038811
Shareholder Report [Line Items]
Fund Name	Ultra Financials
Trading Symbol	UYG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Financials (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UYG	$48	0.92%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
AssetsNet	$ 842,296,855
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$842,296,855 Number of Portfolio Holdings87 Portfolio Turnover Rate20%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
S&P Financial Select Sector Index Long Swaps	141%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	100.0%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Berkshire Hathaway, Inc., Class B	7.2%
JPMorgan Chase & Co.	6.6%
Visa, Inc., Class A	4.4%
Mastercard, Inc., Class A	3.5%
Bank of America Corp.	2.8%
Wells Fargo & Co.	2.1%
Goldman Sachs Group, Inc. (The)	1.9%
Morgan Stanley	1.6%
American Express Co.	1.5%
Citigroup, Inc.	1.5%

C000063937
Shareholder Report [Line Items]
Fund Name	Ultra FTSE China 50
Trading Symbol	XPP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra FTSE China 50 (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
XPP	$53	0.95%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.95%
AssetsNet	$ 18,134,312
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$18,134,312 Number of Portfolio Holdings6 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares® China Large-Cap ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	32.1%
Consumer Discretionary	30.1%
Communication Services	18.1%
Information Technology	6.8%
Energy	4.5%
Materials	2.6%
Health Care	2.1%
Industrials	1.4%
Consumer Staples	0.9%
Real Estate	0.9%
Other	0.5%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	52.1%

C000088640
Shareholder Report [Line Items]
Fund Name	Ultra FTSE Europe
Trading Symbol	UPV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra FTSE Europe (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UPV	$51	0.95%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
AssetsNet	$ 9,807,076
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$9,807,076 Number of Portfolio Holdings6 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Vanguard® FTSE Europe ETF Shares Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	23.9%
Industrials	19.0%
Health Care	13.3%
Consumer Staples	8.9%
Consumer Discretionary	8.5%
Information Technology	7.3%
Materials	5.5%
Utilities	4.6%
Energy	4.3%
Communication Services	3.2%
Other	1.5%

Country Weights

Country	% of Exposure
United Kingdom	23.3%
France	15.5%
Switzerland	14.1%
Germany	13.7%
Netherlands	6.8%
Spain	5.6%
Sweden	5.6%
Italy	5.4%
Denmark	3.0%
Belgium	1.9%
Other	5.3%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	46.4%

C000038812
Shareholder Report [Line Items]
Fund Name	Ultra Health Care
Trading Symbol	RXL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Health Care (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
RXL	$57	0.95%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.95%
AssetsNet	$ 86,047,624
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$86,047,624 Number of Portfolio Holdings67 Portfolio Turnover Rate1%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
S&P Health Care Select Sector Index Long Swaps	130%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	100.0%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Eli Lilly & Co.	10.4%
Johnson & Johnson	6.1%
AbbVie, Inc.	4.9%
UnitedHealth Group, Inc.	3.6%
Merck & Co., Inc.	3.2%
Abbott Laboratories	2.7%
Thermo Fisher Scientific, Inc.	2.7%
Intuitive Surgical, Inc.	2.5%
Amgen, Inc.	2.3%
Gilead Sciences, Inc.	1.9%

C000098413
Shareholder Report [Line Items]
Fund Name	Ultra High Yield
Trading Symbol	UJB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra High Yield (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UJB	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
AssetsNet	$ 11,817,172
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$11,817,172 Number of Portfolio Holdings5 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares® iBoxx $ High Yield Corporate Bond ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
High Yield	100.0%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	79.2%

C000038813
Shareholder Report [Line Items]
Fund Name	Ultra Industrials
Trading Symbol	UXI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Industrials (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UXI	$51	0.95%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
AssetsNet	$ 28,225,613
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$28,225,613 Number of Portfolio Holdings86 Portfolio Turnover Rate1%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
S&P Industrials Select Sector Index Long Swaps	126%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	99.9%
Information Technology	0.1%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
General Electric Co.	5.0%
Caterpillar, Inc.	4.3%
RTX Corp.	3.7%
Uber Technologies, Inc.	2.9%
GE Vernova, Inc.	2.6%
Boeing Co. (The)	2.3%
Union Pacific Corp.	2.2%
Eaton Corp. plc	2.1%
Honeywell International, Inc.	1.9%
Deere & Co.	1.9%

C000038872
Shareholder Report [Line Items]
Fund Name	Ultra Materials
Trading Symbol	UYM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Materials (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UYM	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
AssetsNet	$ 35,372,039
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$35,372,039 Number of Portfolio Holdings32 Portfolio Turnover Rate11%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
S&P Materials Select Sector Index Long Swaps	125%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Materials	100.0%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Linde plc	11.6%
Newmont Corp.	6.0%
Sherwin-Williams Co. (The)	4.8%
Ecolab, Inc.	4.2%
Nucor Corp.	3.9%
Freeport-McMoRan, Inc.	3.7%
Martin Marietta Materials, Inc.	3.6%
Vulcan Materials Co.	3.6%
Air Products and Chemicals, Inc.	3.5%
Corteva, Inc.	3.3%

C000018463
Shareholder Report [Line Items]
Fund Name	Ultra MidCap400
Trading Symbol	MVV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra MidCap400 (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
MVV	$52	0.95%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%
AssetsNet	$ 135,347,529
Holdings Count | Holding	411
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$135,347,529 Number of Portfolio Holdings411 Portfolio Turnover Rate7%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
S&P MidCap 400® Long Swaps	91%
SPDR® S&P MidCap 400® ETF Trust Long Swaps	19%
S&P Midcap 400® E-Mini Index Futures	9%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	23.7%
Financials	16.6%
Information Technology	13.7%
Consumer Discretionary	11.6%
Health Care	9.3%
Real Estate	6.6%
Materials	4.9%
Consumer Staples	4.4%
Energy	4.2%
Utilities	3.6%
Other	1.4%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Comfort Systems USA, Inc.	0.9%
Ciena Corp.	0.7%
Pure Storage, Inc., Class A	0.7%
Coherent Corp.	0.7%
Lumentum Holdings, Inc.	0.6%
Flex Ltd.	0.6%
United Therapeutics Corp.	0.6%
Curtiss-Wright Corp.	0.5%
Casey's General Stores, Inc.	0.5%
Illumina, Inc.	0.5%

C000088638
Shareholder Report [Line Items]
Fund Name	Ultra MSCI Brazil Capped
Trading Symbol	UBR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra MSCI Brazil Capped (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UBR	$60	0.95%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.95%
AssetsNet	$ 3,131,368
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,131,368 Number of Portfolio Holdings6 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI Brazil Capped ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	40.1%
Materials	12.9%
Utilities	12.9%
Energy	11.9%
Industrials	9.3%
Consumer Staples	5.8%
Communication Services	2.3%
Consumer Discretionary	2.0%
Health Care	1.7%
Information Technology	1.1%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	56.1%

C000063940
Shareholder Report [Line Items]
Fund Name	Ultra MSCI EAFE
Trading Symbol	EFO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra MSCI EAFE (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
EFO	$51	0.95%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
AssetsNet	$ 22,326,074
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$22,326,074 Number of Portfolio Holdings6 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI EAFE ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	24.4%
Industrials	19.1%
Health Care	11.5%
Consumer Discretionary	10.0%
Information Technology	8.5%
Consumer Staples	7.6%
Materials	5.4%
Communication Services	4.6%
Utilities	3.7%
Energy	3.2%
Other	2.0%

Country Weights

Country	% of Exposure
Japan	22.7%
United Kingdom	14.8%
France	10.8%
Germany	9.6%
Switzerland	9.5%
Australia	6.3%
Netherlands	5.0%
Spain	3.8%
Sweden	3.6%
Italy	3.2%
Other	10.7%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	56.7%

C000063941
Shareholder Report [Line Items]
Fund Name	Ultra MSCI Emerging Markets
Trading Symbol	EET
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra MSCI Emerging Markets (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
EET	$57	0.95%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.95%
AssetsNet	$ 29,676,133
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$29,676,133 Number of Portfolio Holdings6 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI Emerging Markets ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	26.7%
Financials	22.5%
Consumer Discretionary	12.1%
Communication Services	9.7%
Industrials	7.0%
Materials	6.9%
Energy	4.0%
Consumer Staples	3.9%
Health Care	3.4%
Utilities	2.4%
Other	1.4%

Country Weights

Country	% of Exposure
China	28.8%
Taiwan	20.0%
India	15.8%
South Korea	12.2%
Brazil	4.6%
South Africa	3.6%
Saudi Arabia	2.9%
Mexico	1.9%
United Arab Emirates	1.4%
Indonesia	1.2%
Other	7.6%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	61.1%

C000063942
Shareholder Report [Line Items]
Fund Name	Ultra MSCI Japan
Trading Symbol	EZJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra MSCI Japan (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
EZJ	$53	0.95%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.95%
AssetsNet	$ 7,719,294
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,719,294 Number of Portfolio Holdings7 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	50%
iShares® MSCI Japan ETF Long Swaps	150%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	24.9%
Consumer Discretionary	17.4%
Financials	16.3%
Information Technology	14.0%
Communication Services	8.1%
Health Care	6.6%
Consumer Staples	4.9%
Materials	3.3%
Real Estate	2.4%
Utilities	1.2%
Other	0.9%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
iShares MSCI Japan ETF	49.7%
Repurchase Agreements with various counterparties	22.2%

C000051848
Shareholder Report [Line Items]
Fund Name	Ultra Nasdaq Biotechnology
Trading Symbol	BIB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Nasdaq Biotechnology (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
BIB	$70	0.95%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.95%
AssetsNet	$ 87,738,611
Holdings Count | Holding	257
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$87,738,611 Number of Portfolio Holdings257 Portfolio Turnover Rate8%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Nasdaq Biotechnology Index® Long Swaps	132%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	98.7%
Financials	1.3%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Amgen, Inc.	5.3%
Gilead Sciences, Inc.	4.9%
Vertex Pharmaceuticals, Inc.	4.9%
Regeneron Pharmaceuticals, Inc.	4.3%
Alnylam Pharmaceuticals, Inc.	3.1%
AstraZeneca plc (ADR)	2.6%
Insmed, Inc.	2.3%
Argenx SE (ADR)	1.5%
Biogen, Inc.	1.4%
United Therapeutics Corp.	1.2%

C000224815
Shareholder Report [Line Items]
Fund Name	Ultra Nasdaq Cloud Computing
Trading Symbol	SKYU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Nasdaq Cloud Computing (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SKYU	$52	0.95%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%
AssetsNet	$ 2,004,474
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,004,474 Number of Portfolio Holdings69 Portfolio Turnover Rate13%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	56%
ISE Cloud Computing Index Long Swaps	144%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	84.5%
Communication Services	9.6%
Consumer Discretionary	3.8%
Industrials	1.0%
Health Care	0.6%
Financials	0.5%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Alphabet, Inc., Class A	3.1%
International Business Machines Corp.	2.7%
Pure Storage, Inc., Class A	2.4%
Amazon.com, Inc.	2.1%
Microsoft Corp.	2.0%
Arista Networks, Inc.	2.0%
Lumen Technologies, Inc.	2.0%
Oracle Corp.	1.9%
MongoDB, Inc., Class A	1.8%
Akamai Technologies, Inc.	1.6%

C000224813
Shareholder Report [Line Items]
Fund Name	Ultra Nasdaq Cybersecurity
Trading Symbol	UCYB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Nasdaq Cybersecurity (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UCYB	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 4,515,220
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,515,220 Number of Portfolio Holdings7 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
First Trust Nasdaq Cybersecurity ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	88.7%
Industrials	11.3%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	62.2%

C000018465
Shareholder Report [Line Items]
Fund Name	Ultra QQQ<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	QLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra QQQ® (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
QLD	$56	0.95%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.95%
AssetsNet	$ 10,673,928,373
Holdings Count | Holding	120
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$10,673,928,373 Number of Portfolio Holdings120 Portfolio Turnover Rate1%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Nasdaq-100 Index® Long Swaps	88%
PowerShares QQQ Trust℠, Series 1 Long Swaps	25%
Nasdaq-100 E-Mini Index Futures	9%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	54.9%
Communication Services	15.8%
Consumer Discretionary	12.8%
Health Care	4.9%
Consumer Staples	4.5%
Industrials	3.7%
Utilities	1.4%
Materials	1.0%
Energy	0.5%
Financials	0.3%
Other	0.2%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	7.0%
Apple, Inc.	6.8%
Microsoft Corp.	6.0%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.1%
Alphabet, Inc., Class A	3.0%
Alphabet, Inc., Class C	2.8%
Tesla, Inc.	2.6%
Meta Platforms, Inc., Class A	2.3%
Netflix, Inc.	1.8%

C000257113
Shareholder Report [Line Items]
Fund Name	Ultra QQQ Mega
Trading Symbol	QQUP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra QQQ Mega (the “Fund”) (formerly known as Ultra Top QQQ) for the period of June 10, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
QQUP	$57	0.95%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.95%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.
AssetsNet	$ 37,696,524
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$37,696,524 Number of Portfolio Holdings14 Portfolio Turnover Rate96%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	41%
Nasdaq-100 Mega Index Long Swaps	159%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	63.9%
Communication Services	25.7%
Consumer Discretionary	10.4%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	7.4%
Apple, Inc.	7.1%
Microsoft Corp.	6.3%
Broadcom, Inc.	5.4%
Amazon.com, Inc.	4.3%
Alphabet, Inc., Class A	3.2%
Alphabet, Inc., Class C	3.0%
Meta Platforms, Inc., Class A	2.4%
Netflix, Inc.	1.9%

C000263102
Shareholder Report [Line Items]
Fund Name	Ultra QQQ Top 30
Trading Symbol	QQXL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra QQQ Top 30 (the “Fund”) for the period of August 13, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
QQXL	$30	0.95%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.95%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.
AssetsNet	$ 11,347,139
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	218.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$11,347,139 Number of Portfolio Holdings33 Portfolio Turnover Rate218%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	11%
Nasdaq-100 Top 30 Index® Long Swaps	104%
Nasdaq-100 Index® Long Swaps	84%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	60.1%
Communication Services	15.2%
Consumer Discretionary	13.1%
Consumer Staples	4.8%
Health Care	4.3%
Materials	1.5%
Industrials	1.0%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	1.3%
Apple, Inc.	1.3%
Microsoft Corp.	1.1%
Amazon.com, Inc.	0.7%
Broadcom, Inc.	0.6%
Tesla, Inc.	0.5%
Meta Platforms, Inc., Class A	0.4%
Netflix, Inc.	0.4%
Alphabet, Inc., Class A	0.4%
Costco Wholesale Corp.	0.3%

C000038816
Shareholder Report [Line Items]
Fund Name	Ultra Real Estate
Trading Symbol	URE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Real Estate (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
URE	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
AssetsNet	$ 56,561,708
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$56,561,708 Number of Portfolio Holdings38 Portfolio Turnover Rate4%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
S&P Real Estate Select Sector Index Long Swaps	126%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Real Estate	100.0%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Welltower, Inc.	8.5%
Prologis, Inc.	7.3%
American Tower Corp.	5.2%
Equinix, Inc.	4.5%
Simon Property Group, Inc.	3.7%
CBRE Group, Inc., Class A	3.4%
Realty Income Corp.	3.3%
Public Storage	3.2%
Digital Realty Trust, Inc.	3.2%
Crown Castle, Inc.	3.1%

C000038807
Shareholder Report [Line Items]
Fund Name	Ultra Russell2000
Trading Symbol	UWM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Russell2000 (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UWM	$57	0.95%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.95%
AssetsNet	$ 242,904,066
Holdings Count | Holding	1,971
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$242,904,066 Number of Portfolio Holdings1,971 Portfolio Turnover Rate15%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Russell 2000® Index Long Swaps	119%
Russell 2000® E-Mini Index Futures	8%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	18.9%
Health Care	18.1%
Industrials	16.9%
Information Technology	14.7%
Consumer Discretionary	9.1%
Real Estate	5.7%
Energy	4.8%
Materials	4.1%
Utilities	3.3%
Communication Services	2.6%
Other	1.8%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Credo Technology Group Holding Ltd.	0.7%
Bloom Energy Corp., Class A	0.6%
Fabrinet	0.4%
IonQ, Inc.	0.3%
Nextpower, Inc., Class A	0.3%
Guardant Health, Inc.	0.3%
Kratos Defense & Security Solutions, Inc.	0.3%
Bridgebio Pharma, Inc.	0.3%
Madrigal Pharmaceuticals, Inc.	0.3%
Coeur Mining, Inc.	0.3%

C000018459
Shareholder Report [Line Items]
Fund Name	Ultra S&P500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	SSO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra S&P500® (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SSO	$49	0.84%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.84%
AssetsNet	$ 7,278,240,051
Holdings Count | Holding	523
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,278,240,051 Number of Portfolio Holdings523 Portfolio Turnover Rate1%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
S&P 500® Long Swaps	88%
SPDR® S&P 500® ETF Trust Long Swaps	28%
S&P 500® E-Mini Index Futures	11%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	34.5%
Financials	13.0%
Communication Services	10.7%
Consumer Discretionary	10.3%
Health Care	9.8%
Industrials	8.0%
Consumer Staples	4.9%
Energy	2.8%
Utilities	2.4%
Real Estate	1.9%
Other	1.7%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	5.4%
Apple, Inc.	5.2%
Microsoft Corp.	4.6%
Amazon.com, Inc.	2.8%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	1.9%
Meta Platforms, Inc., Class A	1.8%
Tesla, Inc.	1.5%
Berkshire Hathaway, Inc., Class B	1.2%

C000263307
Shareholder Report [Line Items]
Fund Name	Ultra S&P 500 Equal Weight
Trading Symbol	URSP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra S&P 500 Equal Weight (the “Fund”) for the period of August 25, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
URSP	$26	0.95%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.95%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.
AssetsNet	$ 49,118,496
Holdings Count | Holding	504
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$49,118,496 Number of Portfolio Holdings504 Portfolio Turnover Rate13%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
S&P 500 Equal Weighted Index Long Swaps	123%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	15.6%
Financials	14.5%
Information Technology	14.4%
Health Care	13.1%
Consumer Discretionary	9.4%
Consumer Staples	7.2%
Utilities	6.4%
Real Estate	5.9%
Materials	5.1%
Energy	4.5%
Other	3.9%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Warner Bros Discovery, Inc.	0.3%
Albemarle Corp.	0.3%
Western Digital Corp.	0.3%
Micron Technology, Inc.	0.3%
Intel Corp.	0.3%
Teradyne, Inc.	0.2%
Applied Materials, Inc.	0.2%
Lam Research Corp.	0.2%
Seagate Technology Holdings plc	0.2%
Eli Lilly & Co.	0.2%

C000038817
Shareholder Report [Line Items]
Fund Name	Ultra Semiconductors
Trading Symbol	USD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Semiconductors (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
USD	$69	0.95%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.95%
AssetsNet	$ 1,662,422,980
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,662,422,980 Number of Portfolio Holdings50 Portfolio Turnover Rate34%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	44%
Dow Jones U.S. Semiconductors℠ Index Long Swaps	156%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	100.0%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	22.3%
Broadcom, Inc.	9.8%
Advanced Micro Devices, Inc.	1.8%
Micron Technology, Inc.	1.4%
Applied Materials, Inc.	1.0%
Lam Research Corp.	1.0%
QUALCOMM, Inc.	0.9%
Intel Corp.	0.9%
KLA Corp.	0.8%
Texas Instruments, Inc.	0.8%

C000038818
Shareholder Report [Line Items]
Fund Name	Ultra SmallCap600
Trading Symbol	SAA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra SmallCap600 (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SAA	$54	0.95%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.95%
AssetsNet	$ 23,088,298
Holdings Count | Holding	608
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$23,088,298 Number of Portfolio Holdings608 Portfolio Turnover Rate12%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
S&P SmallCap 600® Long Swaps	128%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	18.2%
Industrials	17.4%
Information Technology	14.0%
Consumer Discretionary	13.4%
Health Care	12.2%
Real Estate	7.4%
Materials	5.5%
Energy	4.5%
Communication Services	2.8%
Consumer Staples	2.4%
Other	2.2%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Hecla Mining Co.	0.6%
SPX Technologies, Inc.	0.5%
Dycom Industries, Inc.	0.5%
BorgWarner, Inc.	0.5%
InterDigital, Inc.	0.5%
Sanmina Corp.	0.4%
CareTrust REIT, Inc.	0.4%
Armstrong World Industries, Inc.	0.4%
Advanced Energy Industries, Inc.	0.4%
Lumen Technologies, Inc.	0.4%

C000038819
Shareholder Report [Line Items]
Fund Name	Ultra Technology
Trading Symbol	ROM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Technology (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
ROM	$58	0.94%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.94%
AssetsNet	$ 849,746,560
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$849,746,560 Number of Portfolio Holdings81 Portfolio Turnover Rate4%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
S&P Technology Select Sector Index Long Swaps	128%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	100.0%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	9.9%
Apple, Inc.	9.5%
Microsoft Corp.	8.4%
Broadcom, Inc.	4.3%
Palantir Technologies, Inc., Class A	2.5%
Advanced Micro Devices, Inc.	2.3%
Cisco Systems, Inc.	2.0%
Oracle Corp.	1.9%
International Business Machines Corp.	1.8%
Micron Technology, Inc.	1.7%

C000038821
Shareholder Report [Line Items]
Fund Name	Ultra Utilities
Trading Symbol	UPW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Utilities (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UPW	$53	0.95%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.95%
AssetsNet	$ 18,014,703
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$18,014,703 Number of Portfolio Holdings37 Portfolio Turnover Rate1%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
S&P Utilities Select Sector Index Long Swaps	133%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Utilities	100.0%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
NextEra Energy, Inc.	8.6%
Constellation Energy Corp.	5.5%
Southern Co. (The)	4.9%
Duke Energy Corp.	4.7%
American Electric Power Co., Inc.	3.2%
Sempra	3.0%
Vistra Corp.	2.8%
Dominion Energy, Inc.	2.6%
Xcel Energy, Inc.	2.4%
Exelon Corp.	2.3%

C000074108
Shareholder Report [Line Items]
Fund Name	UltraPro Dow30℠
Trading Symbol	UDOW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraPro Dow30℠ (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UDOW	$56	0.95%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.95%
AssetsNet	$ 745,621,612
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	0.00%	[2]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$745,621,612 Number of Portfolio Holdings41 Portfolio Turnover Rate0%Footnote Reference*
Footnote	Description
Footnote*	Represents less than 0.5% of net assets.

Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Dow Jones Industrial Average℠ Long Swaps	217%
DJIA CBOT E-Mini Index Futures	7%
Total	299%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	27.5%
Information Technology	20.2%
Industrials	14.6%
Health Care	12.7%
Consumer Discretionary	12.5%
Materials	4.4%
Consumer Staples	4.3%
Energy	1.9%
Communication Services	1.9%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Goldman Sachs Group, Inc. (The)	8.0%
Caterpillar, Inc.	5.6%
Microsoft Corp.	4.8%
American Express Co.	3.6%
Home Depot, Inc. (The)	3.5%
Amgen, Inc.	3.4%
Sherwin-Williams Co. (The)	3.3%
Visa, Inc., Class A	3.3%
UnitedHealth Group, Inc.	3.2%
JPMorgan Chase & Co.	3.0%

C000074110
Shareholder Report [Line Items]
Fund Name	UltraPro MidCap400
Trading Symbol	UMDD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraPro MidCap400 (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UMDD	$54	0.95%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.95%
AssetsNet	$ 27,934,962
Holdings Count | Holding	410
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$27,934,962 Number of Portfolio Holdings410 Portfolio Turnover Rate7%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
S&P MidCap 400® Long Swaps	221%
S&P Midcap 400® E-Mini Index Futures	10%
Total	301%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	23.8%
Financials	16.4%
Information Technology	13.8%
Consumer Discretionary	11.6%
Health Care	9.3%
Real Estate	6.6%
Materials	4.9%
Consumer Staples	4.5%
Energy	4.2%
Utilities	3.6%
Other	1.3%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Comfort Systems USA, Inc.	0.8%
Ciena Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
Coherent Corp.	0.6%
Lumentum Holdings, Inc.	0.5%
Flex Ltd.	0.5%
United Therapeutics Corp.	0.5%
Curtiss-Wright Corp.	0.5%
Casey's General Stores, Inc.	0.5%
Illumina, Inc.	0.4%

C000074098
Shareholder Report [Line Items]
Fund Name	UltraPro QQQ<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	TQQQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraPro QQQ® (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
TQQQ	$52	0.81%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.81%
AssetsNet	$ 30,774,299,036
Holdings Count | Holding	124
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$30,774,299,036 Number of Portfolio Holdings124 Portfolio Turnover Rate1%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Nasdaq-100 Index® Long Swaps	230%
Nasdaq-100 E-Mini Index Futures	12%
Total	301%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	54.9%
Communication Services	15.8%
Consumer Discretionary	12.8%
Health Care	4.9%
Consumer Staples	4.5%
Industrials	3.7%
Utilities	1.4%
Materials	1.0%
Energy	0.5%
Financials	0.3%
Other	0.2%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	5.3%
Apple, Inc.	5.1%
Microsoft Corp.	4.5%
Broadcom, Inc.	3.9%
Amazon.com, Inc.	3.1%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	2.2%
Tesla, Inc.	2.0%
Meta Platforms, Inc., Class A	1.7%
Netflix, Inc.	1.4%

C000074111
Shareholder Report [Line Items]
Fund Name	UltraPro Russell2000
Trading Symbol	URTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraPro Russell2000 (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
URTY	$62	0.95%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.95%
AssetsNet	$ 388,384,199
Holdings Count | Holding	1,974
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$388,384,199 Number of Portfolio Holdings1,974 Portfolio Turnover Rate26%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Russell 2000® Index Long Swaps	233%
Russell 2000® E-Mini Index Futures	9%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	19.2%
Health Care	18.0%
Industrials	16.8%
Information Technology	14.6%
Consumer Discretionary	9.1%
Real Estate	5.7%
Energy	4.8%
Materials	4.1%
Utilities	3.3%
Communication Services	2.6%
Other	1.8%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Credo Technology Group Holding Ltd.	0.5%
Bloom Energy Corp., Class A	0.5%
Fabrinet	0.3%
IonQ, Inc.	0.3%
Nextpower, Inc., Class A	0.3%
Guardant Health, Inc.	0.3%
Kratos Defense & Security Solutions, Inc.	0.3%
Bridgebio Pharma, Inc.	0.2%
Madrigal Pharmaceuticals, Inc.	0.2%
Coeur Mining, Inc.	0.2%

C000074109
Shareholder Report [Line Items]
Fund Name	UltraPro S&P500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	UPRO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraPro S&P500® (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UPRO	$54	0.88%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.88%
AssetsNet	$ 5,107,779,758
Holdings Count | Holding	522
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,107,779,758 Number of Portfolio Holdings522 Portfolio Turnover Rate6%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
S&P 500® Long Swaps	231%
S&P 500® E-Mini Index Futures	10%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	34.5%
Financials	13.1%
Communication Services	10.7%
Consumer Discretionary	10.3%
Health Care	9.8%
Industrials	8.0%
Consumer Staples	4.9%
Energy	2.8%
Utilities	2.4%
Real Estate	1.9%
Other	1.6%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	4.3%
Apple, Inc.	4.2%
Microsoft Corp.	3.7%
Amazon.com, Inc.	2.3%
Broadcom, Inc.	1.9%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.5%
Meta Platforms, Inc., Class A	1.4%
Tesla, Inc.	1.2%
Berkshire Hathaway, Inc., Class B	1.0%

C000074107
Shareholder Report [Line Items]
Fund Name	UltraPro Short 20+ Year Treasury
Trading Symbol	TTT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraPro Short 20+ Year Treasury (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
TTT	$44	0.95%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.95%
AssetsNet	$ 20,069,441
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$20,069,441 Number of Portfolio Holdings9 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
ICE U.S. Treasury 20+ Year Bond Index Short Swaps	(297)%
U.S. Treasury Long Bond Futures	(3)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
20+ Year U.S. Treasury	100.0%

C000074100
Shareholder Report [Line Items]
Fund Name	UltraPro Short Dow30℠
Trading Symbol	SDOW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraPro Short Dow30℠ (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SDOW	$41	0.95%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.95%
AssetsNet	$ 188,182,408
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$188,182,408 Number of Portfolio Holdings11 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Dow Jones Industrial Average℠ Short Swaps	(283)%
DJIA CBOT E-Mini Index Futures	(17)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	27.5%
Information Technology	20.2%
Industrials	14.6%
Health Care	12.7%
Consumer Discretionary	12.5%
Materials	4.4%
Consumer Staples	4.3%
Energy	2.0%
Communication Services	1.8%

C000074102
Shareholder Report [Line Items]
Fund Name	UltraPro Short MidCap400
Trading Symbol	SMDD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraPro Short MidCap400 (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SMDD	$41	0.95%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.95%
AssetsNet	$ 2,373,871
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,373,871 Number of Portfolio Holdings6 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P MidCap 400® Short Swaps	(286)%
S&P Midcap® 400 E-Mini Index Futures	(14)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	23.8%
Financials	16.3%
Information Technology	13.8%
Consumer Discretionary	11.6%
Health Care	9.4%
Real Estate	6.6%
Materials	4.9%
Consumer Staples	4.5%
Energy	4.2%
Utilities	3.6%
Other	1.3%

C000074099
Shareholder Report [Line Items]
Fund Name	UltraPro Short QQQ<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	SQQQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraPro Short QQQ® (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SQQQ	$38	0.95%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.95%
AssetsNet	$ 2,417,824,247
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,417,824,247 Number of Portfolio Holdings17 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Nasdaq-100 Index® Short Swaps	(286)%
Nasdaq-100 E-Mini Index Futures	(14)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	54.9%
Communication Services	15.8%
Consumer Discretionary	12.8%
Health Care	4.9%
Consumer Staples	4.5%
Industrials	3.7%
Utilities	1.4%
Materials	1.0%
Energy	0.5%
Financials	0.3%
Other	0.2%

C000074103
Shareholder Report [Line Items]
Fund Name	UltraPro Short Russell2000
Trading Symbol	SRTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraPro Short Russell2000 (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SRTY	$37	0.95%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.95%
AssetsNet	$ 75,820,071
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$75,820,071 Number of Portfolio Holdings11 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Russell 2000® Index Short Swaps	(292)%
Russell 2000® E-mini Index Futures	(8)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	18.4%
Industrials	17.5%
Financials	17.4%
Information Technology	15.0%
Consumer Discretionary	9.1%
Real Estate	5.8%
Energy	4.9%
Materials	4.2%
Utilities	3.3%
Communication Services	2.6%
Other	1.8%

C000074101
Shareholder Report [Line Items]
Fund Name	UltraPro Short S&P500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	SPXU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraPro Short S&P500® (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SPXU	$38	0.90%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.90%
AssetsNet	$ 475,089,238
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$475,089,238 Number of Portfolio Holdings15 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P 500® Short Swaps	(284)%
S&P 500® E-Mini Index Futures	(16)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	34.6%
Financials	13.1%
Communication Services	10.7%
Consumer Discretionary	10.3%
Health Care	9.8%
Industrials	8.0%
Consumer Staples	4.9%
Energy	2.8%
Utilities	2.4%
Real Estate	1.9%
Other	1.5%

C000051862
Shareholder Report [Line Items]
Fund Name	UltraShort 7-10 Year Treasury
Trading Symbol	PST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort 7-10 Year Treasury (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
PST	$46	0.95%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
AssetsNet	$ 11,976,612
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$11,976,612 Number of Portfolio Holdings6 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
ICE U.S. Treasury 7-10 Year Bond Index Short Swaps	(196)%
U.S. Treasury 10 Year Note Futures	(4)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
7-10 Year U.S. Treasury	100.0%

C000051863
Shareholder Report [Line Items]
Fund Name	UltraShort 20+ Year Treasury
Trading Symbol	TBT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort 20+ Year Treasury (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
TBT	$44	0.93%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.93%
AssetsNet	$ 232,525,876
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$232,525,876 Number of Portfolio Holdings9 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
ICE U.S. Treasury 20+ Year Bond Index Short Swaps	(196)%
U.S. Treasury Long Bond Futures	(4)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
20+ Year U.S. Treasury	100.0%

C000038858
Shareholder Report [Line Items]
Fund Name	UltraShort Consumer Discretionary
Trading Symbol	SCC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Consumer Discretionary (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SCC	$43	0.95%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.95%
AssetsNet	$ 3,227,212
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,227,212 Number of Portfolio Holdings5 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P Consumer Discretionary Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	100.0%

C000038857
Shareholder Report [Line Items]
Fund Name	UltraShort Consumer Staples
Trading Symbol	SZK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Consumer Staples (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SZK	$50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
AssetsNet	$ 756,157
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$756,157 Number of Portfolio Holdings5 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P Consumer Staples Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Staples	100.0%

C000018461
Shareholder Report [Line Items]
Fund Name	UltraShort Dow30℠
Trading Symbol	DXD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Dow30℠ (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
DXD	$43	0.95%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.95%
AssetsNet	$ 47,344,296
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$47,344,296 Number of Portfolio Holdings10 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Dow Jones Industrial Average℠ Short Swaps	(189)%
DJIA CBOT E-Mini Index Futures	(11)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	27.5%
Information Technology	20.2%
Industrials	14.6%
Health Care	12.7%
Consumer Discretionary	12.5%
Materials	4.4%
Consumer Staples	4.3%
Energy	2.0%
Communication Services	1.8%

C000038863
Shareholder Report [Line Items]
Fund Name	UltraShort Energy
Trading Symbol	DUG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Energy (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
DUG	$43	0.95%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.95%
AssetsNet	$ 11,850,920
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$11,850,920 Number of Portfolio Holdings6 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P Energy Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Energy	100.0%

C000038859
Shareholder Report [Line Items]
Fund Name	UltraShort Financials
Trading Symbol	SKF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Financials (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SKF	$46	0.95%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
AssetsNet	$ 10,709,989
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$10,709,989 Number of Portfolio Holdings9 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P Financial Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	100.0%

C000051861
Shareholder Report [Line Items]
Fund Name	UltraShort FTSE China 50
Trading Symbol	FXP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort FTSE China 50 (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
FXP	$42	0.95%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.95%
AssetsNet	$ 6,465,722
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,465,722 Number of Portfolio Holdings6 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares® China Large-Cap ETF Short Swaps	(201)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	32.1%
Consumer Discretionary	30.1%
Communication Services	18.1%
Information Technology	6.8%
Energy	4.5%
Materials	2.6%
Health Care	2.1%
Industrials	1.4%
Consumer Staples	0.9%
Real Estate	0.9%
Other	0.5%

C000063930
Shareholder Report [Line Items]
Fund Name	UltraShort FTSE Europe
Trading Symbol	EPV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort FTSE Europe (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
EPV	$45	0.95%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%
AssetsNet	$ 13,769,227
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$13,769,227 Number of Portfolio Holdings5 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Vanguard® FTSE Europe ETF Shares Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	23.9%
Industrials	19.0%
Health Care	13.3%
Consumer Staples	8.9%
Consumer Discretionary	8.5%
Information Technology	7.3%
Materials	5.5%
Utilities	4.6%
Energy	4.3%
Communication Services	3.2%
Other	1.5%

Country Weights

Country	% of Exposure
United Kingdom	23.3%
France	15.5%
Switzerland	14.1%
Germany	13.7%
Netherlands	6.8%
Spain	5.6%
Sweden	5.6%
Italy	5.4%
Denmark	3.0%
Belgium	1.9%
Other	5.1%

C000038860
Shareholder Report [Line Items]
Fund Name	UltraShort Health Care
Trading Symbol	RXD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Health Care (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
RXD	$41	0.95%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.95%
AssetsNet	$ 978,803
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$978,803 Number of Portfolio Holdings7 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P Health Care Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	100.0%

C000038861
Shareholder Report [Line Items]
Fund Name	UltraShort Industrials
Trading Symbol	SIJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Industrials (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SIJ	$45	0.95%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%
AssetsNet	$ 1,262,174
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,262,174 Number of Portfolio Holdings6 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P Industrials Select Sector Index Short Swaps	(201)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	100.0%

C000038855
Shareholder Report [Line Items]
Fund Name	UltraShort Materials
Trading Symbol	SMN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Materials (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SMN	$46	0.95%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
AssetsNet	$ 757,168
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$757,168 Number of Portfolio Holdings6 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P Materials Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Materials	100.0%

C000018460
Shareholder Report [Line Items]
Fund Name	UltraShort MidCap400
Trading Symbol	MZZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort MidCap400 (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
MZZ	$44	0.95%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.95%
AssetsNet	$ 910,318
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$910,318 Number of Portfolio Holdings5 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P MidCap 400® Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	54.0%
Information Technology	31.5%
Financials	28.9%
Consumer Discretionary	23.6%
Health Care	20.8%
Real Estate	10.8%
Energy	8.3%
Consumer Staples	8.1%
Materials	7.9%
Utilities	4.1%
Other	2.2%

C000063928
Shareholder Report [Line Items]
Fund Name	UltraShort MSCI Brazil Capped
Trading Symbol	BZQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort MSCI Brazil Capped (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
BZQ	$39	0.95%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.95%
AssetsNet	$ 3,860,282
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,860,282 Number of Portfolio Holdings6 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI Brazil Capped ETF Short Swaps	(201)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	40.1%
Materials	12.9%
Utilities	12.9%
Energy	11.9%
Industrials	9.3%
Consumer Staples	5.8%
Communication Services	2.3%
Consumer Discretionary	2.0%
Health Care	1.7%
Information Technology	1.1%

C000051860
Shareholder Report [Line Items]
Fund Name	UltraShort MSCI EAFE
Trading Symbol	EFU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort MSCI EAFE (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
EFU	$44	0.95%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.95%
AssetsNet	$ 1,138,561
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,138,561 Number of Portfolio Holdings5 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI EAFE ETF Short Swaps	(201)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	24.4%
Industrials	19.1%
Health Care	11.5%
Consumer Discretionary	10.0%
Information Technology	8.5%
Consumer Staples	7.6%
Materials	5.4%
Communication Services	4.6%
Utilities	3.7%
Energy	3.2%
Other	2.0%

Country Weights

Country	% of Exposure
Japan	22.7%
United Kingdom	14.8%
France	10.8%
Germany	9.6%
Switzerland	9.5%
Australia	6.3%
Netherlands	5.0%
Spain	3.8%
Sweden	3.6%
Italy	3.2%
Other	10.7%

C000051857
Shareholder Report [Line Items]
Fund Name	UltraShort MSCI Emerging Markets
Trading Symbol	EEV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort MSCI Emerging Markets (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
EEV	$41	0.95%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.95%
AssetsNet	$ 2,659,837
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,659,837 Number of Portfolio Holdings5 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI Emerging Markets ETF Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	26.7%
Financials	22.5%
Consumer Discretionary	12.1%
Communication Services	9.7%
Industrials	7.0%
Materials	6.9%
Energy	4.0%
Consumer Staples	3.9%
Health Care	3.4%
Utilities	2.4%
Other	1.4%

Country Weights

Country	% of Exposure
China	28.8%
Taiwan	20.0%
India	15.8%
South Korea	12.2%
Brazil	4.6%
South Africa	3.6%
Saudi Arabia	2.9%
Mexico	1.9%
United Arab Emirates	1.4%
Indonesia	1.2%
Other	7.6%

C000051858
Shareholder Report [Line Items]
Fund Name	UltraShort MSCI Japan
Trading Symbol	EWV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort MSCI Japan (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
EWV	$43	0.95%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.95%
AssetsNet	$ 5,700,516
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,700,516 Number of Portfolio Holdings4 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI Japan ETF Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	24.9%
Consumer Discretionary	17.4%
Financials	16.3%
Information Technology	14.0%
Communication Services	8.1%
Health Care	6.6%
Consumer Staples	4.9%
Materials	3.3%
Real Estate	2.4%
Utilities	1.2%
Other	0.9%

C000051854
Shareholder Report [Line Items]
Fund Name	UltraShort Nasdaq Biotechnology
Trading Symbol	BIS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Nasdaq Biotechnology (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
BIS	$36	0.95%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.95%
AssetsNet	$ 2,405,791
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,405,791 Number of Portfolio Holdings6 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Nasdaq Biotechnology Index® Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	100.0%

C000018462
Shareholder Report [Line Items]
Fund Name	UltraShort QQQ<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	QID
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort QQQ® (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
QID	$41	0.95%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.95%
AssetsNet	$ 286,863,648
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$286,863,648 Number of Portfolio Holdings16 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Nasdaq-100 Index® Short Swaps	(186)%
Nasdaq-100 E-Mini Index Futures	(14)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	54.9%
Communication Services	15.8%
Consumer Discretionary	12.8%
Health Care	4.9%
Consumer Staples	4.5%
Industrials	3.7%
Utilities	1.4%
Materials	1.0%
Energy	0.5%
Financials	0.3%
Other	0.2%

C000257112
Shareholder Report [Line Items]
Fund Name	UltraShort QQQ Mega
Trading Symbol	QQDN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort QQQ Mega (the “Fund”) (formerly known as UltraShort Top QQQ) for the period of June 10, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
QQDN	$36	0.95%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.95%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.
AssetsNet	$ 1,227,427
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,227,427 Number of Portfolio Holdings4 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Nasdaq-100 Mega Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	63.9%
Communication Services	25.7%
Consumer Discretionary	10.4%

C000038865
Shareholder Report [Line Items]
Fund Name	UltraShort Real Estate
Trading Symbol	SRS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Real Estate (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SRS	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 21,223,668
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$21,223,668 Number of Portfolio Holdings7 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P Real Estate Select Sector Index Short Swaps	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Real Estate	100.0%

C000038846
Shareholder Report [Line Items]
Fund Name	UltraShort Russell2000
Trading Symbol	TWM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Russell2000 (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
TWM	$40	0.95%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.95%
AssetsNet	$ 38,331,261
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$38,331,261 Number of Portfolio Holdings10 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Russell 2000® Index Short Swaps	(182)%
Russell 2000® E-mini Index Futures	(18)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	18.4%
Industrials	17.5%
Financials	17.4%
Information Technology	15.0%
Consumer Discretionary	9.1%
Real Estate	5.8%
Energy	4.9%
Materials	4.2%
Utilities	3.3%
Communication Services	2.6%
Other	1.8%

C000018470
Shareholder Report [Line Items]
Fund Name	UltraShort S&P500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	SDS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort S&P500® (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SDS	$40	0.91%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.91%
AssetsNet	$ 360,901,313
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$360,901,313 Number of Portfolio Holdings15 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P 500® Short Swaps	(187)%
S&P 500® E-Mini Index Futures	(14)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	34.6%
Financials	13.1%
Communication Services	10.7%
Consumer Discretionary	10.3%
Health Care	9.8%
Industrials	8.0%
Consumer Staples	4.9%
Energy	2.8%
Utilities	2.4%
Real Estate	1.9%
Other	1.5%

C000038866
Shareholder Report [Line Items]
Fund Name	UltraShort Semiconductors
Trading Symbol	SSG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Semiconductors (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SSG	$35	0.95%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.95%
AssetsNet	$ 16,720,104
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$16,720,104 Number of Portfolio Holdings10 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Dow Jones U.S. Semiconductors℠ Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	100.0%

C000038847
Shareholder Report [Line Items]
Fund Name	UltraShort SmallCap600
Trading Symbol	SDD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort SmallCap600 (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SDD	$42	0.95%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.95%
AssetsNet	$ 1,691,090
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,691,090 Number of Portfolio Holdings4 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P SmallCap 600® Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	18.0%
Industrials	17.4%
Information Technology	14.0%
Consumer Discretionary	13.4%
Health Care	12.2%
Real Estate	7.4%
Materials	5.5%
Energy	4.5%
Communication Services	2.8%
Consumer Staples	2.4%
Other	2.4%

C000038867
Shareholder Report [Line Items]
Fund Name	UltraShort Technology
Trading Symbol	REW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Technology (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
REW	$39	0.95%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.95%
AssetsNet	$ 3,814,756
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,814,756 Number of Portfolio Holdings9 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P Technology Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	100.0%

C000038869
Shareholder Report [Line Items]
Fund Name	UltraShort Utilities
Trading Symbol	SDP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Utilities (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SDP	$43	0.95%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.95%
AssetsNet	$ 4,188,861
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,188,861 Number of Portfolio Holdings5 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P Utilities Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Utilities	100.0%

C000245674
Shareholder Report [Line Items]
Fund Name	Bitcoin & Ether Equal Weight ETF
Trading Symbol	BETE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Bitcoin & Ether Equal Weight ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
BETE	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
AssetsNet	$ 10,975,446
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$10,975,446 Number of Portfolio Holdings3 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
CME Ether Futures	47%
CME Bitcoin Futures	46%
Total	93%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Ether	47%
Bitcoin	46%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	56.0%

C000245659
Shareholder Report [Line Items]
Fund Name	Bitcoin & Ether Market Cap Weight ETF
Trading Symbol	BETH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Bitcoin & Ether Market Cap Weight ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
BETH	$45	0.95%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%
AssetsNet	$ 17,027,129
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$17,027,129 Number of Portfolio Holdings3 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
CME Bitcoin Futures	80%
CME Ether Futures	15%
Total	95%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Bitcoin	80%
Ether	15%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	59.3%

C000231184
Shareholder Report [Line Items]
Fund Name	Bitcoin ETF
Trading Symbol	BITO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Bitcoin ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
BITO	$44	0.95%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.95%
AssetsNet	$ 2,367,095,633
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,367,095,633 Number of Portfolio Holdings3 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
CME Bitcoin Futures	91%
Total	91%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Bitcoin	91%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
U.S. Treasury Bills	59.0%
Repurchase Agreements with various counterparties	5.3%

C000231749
Shareholder Report [Line Items]
Fund Name	Ether ETF
Trading Symbol	EETH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ether ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
EETH	$51	0.95%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
AssetsNet	$ 71,912,467
Holdings Count | Holding	2
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$71,912,467 Number of Portfolio Holdings2 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
CME Ether Futures	92%
Total	92%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Ether	92%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	19.8%

C000236586
Shareholder Report [Line Items]
Fund Name	Short Bitcoin ETF
Trading Symbol	BITI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short Bitcoin ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
BITI	$55	1.03%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.03%
AssetsNet	$ 136,026,640
Holdings Count | Holding	2
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$136,026,640 Number of Portfolio Holdings2 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
CME Bitcoin Futures	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Bitcoin	100%

C000245638
Shareholder Report [Line Items]
Fund Name	Short Ether ETF
Trading Symbol	SETH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short Ether ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SETH	$40	0.95%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.95%
AssetsNet	$ 13,692,869
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$13,692,869 Number of Portfolio Holdings3 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
CME Micro Ether Futures	(1)%
CME Ether Futures	(99)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Ether	100%

C000248851
Shareholder Report [Line Items]
Fund Name	Ultra Bitcoin ETF
Trading Symbol	BITU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Bitcoin ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
BITU	$40	0.95%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.95%
AssetsNet	$ 745,511,718
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$745,511,718 Number of Portfolio Holdings7 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares Bitcoin Trust Long Swaps	147%
Fidelity Wise Origin Bitcoin Long Swaps	14%
CME Bitcoin Futures	36%
Total	197%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Bitcoin	197%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	15.0%

C000248850
Shareholder Report [Line Items]
Fund Name	Ultra Ether ETF
Trading Symbol	ETHT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Ether ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
ETHT	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
AssetsNet	$ 369,902,927
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$369,902,927 Number of Portfolio Holdings4 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares Ethereum Trust Long Swaps	109%
CME Ether Futures	91%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Ether	200%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	5.2%

C000259247
Shareholder Report [Line Items]
Fund Name	Ultra Solana ETF
Trading Symbol	SLON
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Solana ETF (the “Fund”) for the period of July 14, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
SLON	$78	2.79%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	2.79%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.
AssetsNet	$ 36,408,482
Holdings Count | Holding	2
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$36,408,482 Number of Portfolio Holdings2 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
CME Solana Futures	154%
Coinbase Solana Futures	46%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Solana	200%

C000259251
Shareholder Report [Line Items]
Fund Name	Ultra XRP ETF
Trading Symbol	UXRP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra XRP ETF (the “Fund”) for the period of July 14, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
UXRP	$67	2.64%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	2.64%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.
AssetsNet	$ 78,915,232
Holdings Count | Holding	2
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$78,915,232 Number of Portfolio Holdings2 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
CME XRP Futures	138%
Coinbase XRP Futures	62%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

XRP	200%

C000248847
Shareholder Report [Line Items]
Fund Name	UltraShort Bitcoin ETF
Trading Symbol	SBIT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Bitcoin ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SBIT	$51	0.95%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
AssetsNet	$ 93,026,244
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$93,026,244 Number of Portfolio Holdings5 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares Bitcoin Trust Short Swaps	(64)%
CME Bitcoin Futures	(136)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Bitcoin	200%

C000248848
Shareholder Report [Line Items]
Fund Name	UltraShort Ether ETF
Trading Symbol	ETHD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Ether ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
ETHD	$32	0.95%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.95%
AssetsNet	$ 72,955,667
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$72,955,667 Number of Portfolio Holdings4 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares Ethereum Trust Short Swaps	(81)%
CME Ether Futures	(117)%
Total	(198)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Ether	198%

C000253777
Shareholder Report [Line Items]
Fund Name	Ultra COIN
Trading Symbol	COIA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra COIN (the “Fund”) for the period of September 8, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.95%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.
AssetsNet	$ 6,002,752
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
C000263324
Shareholder Report [Line Items]
Fund Name	Ultra CRCL
Trading Symbol	CRCA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra CRCL (the “Fund”) for the period of August 6, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.95%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.
AssetsNet	$ 135,828,011
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	0.00%
C000263403
Shareholder Report [Line Items]
Fund Name	Ultra NVDA
Trading Symbol	NVDB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra NVDA (the “Fund”) for the period of September 8, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.95%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.
AssetsNet	$ 9,594,929
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
C000263404
Shareholder Report [Line Items]
Fund Name	Ultra PLTR
Trading Symbol	PLTA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra PLTR (the “Fund”) for the period of September 8, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.95%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.
AssetsNet	$ 9,251,428
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
C000263405
Shareholder Report [Line Items]
Fund Name	Ultra TSLA
Trading Symbol	TSLI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra TSLA (the “Fund”) for the period of September 8, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.95%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.
AssetsNet	$ 8,777,744
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%

[1]	Represents less than 0.5% of net assets.
[2]	Represents less than 0.5% of net assets.